As filed with the Securities and Exchange Commission on May 16, 1997.


                                                    1933 Act File No. 2-49560
                                                    1940 Act File No. 811-2429

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 X
                           Pre-Effective Amendment No.


                         Post-Effective Amendment No. 45


                                       and

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 X


                                Amendment No. 33


                             USAA MUTUAL FUND, INC.
                -------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

                 9800 Fredericksburg Rd., San Antonio, TX 78288
             ------------------------------------------------------
               (Address of Principal Executive Offices) (Zip Code)

        Registrant's Telephone Number, including Area Code (210) 498-0600

                          Michael D. Wagner, Secretary
                             USAA MUTUAL FUND, INC.
                             9800 Fredericksburg Rd.
                           San Antonio, TX 78288-0227
                     ---------------------------------------
                     (Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Registration Statement.

It is proposed that this filing will become effective under Rule 485


___ immediately upon filing pursuant to paragraph (b)
___ on (date) pursuant to paragraph (b)
___ 60 days after filing pursuant to paragraph (a)(1)
___ on (date) pursuant to paragraph (a)(1)
___ 75 days after filing  pursuant to paragraph (a)(2)
_X_ on (August 1, 1997) pursuant to paragraph (a)(2)


If appropriate, check the following box:
___ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                       DECLARATION PURSUANT TO RULE 24f-2


The Registrant has heretofore registered an indefinite number of shares of the Aggressive Growth Fund, Growth Fund, Growth & Income Fund, Income Stock Fund, Income Fund, Short-Term Bond Fund, and Money Market Fund pursuant to Rule 24f- 2 under the Investment Company Act of 1940 (the 1940 Act). With respect to these Funds, the Registrant filed its Rule 24f-2 notice for the fiscal year ended July 31, 1996 on September 26, 1996. The Registrant has heretofore registered an indefinite number of shares of the S&P 500 Index Fund pursuant to Rule 24f-2 under the 1940 Act. With respect to the S&P 500 Index Fund, the Registrant filed its Rule 24f-2 notice for the fiscal year ended December 31, 1996 on February 20, 1997. The S&P 500 Index Fund is a "feeder fund" within a "master-feeder structure." The Registrant now declares its intention to register an indefinite number of shares of the Science & Technology Fund and Young Investors Growth Fund pursuant to Rule 24f-2 under the Act.

                                            Exhibit Index on Pages 67

                             USAA MUTUAL FUND, INC.


                              CROSS REFERENCE SHEET

                                     Part A


FORM N-1A ITEM NO.                         SECTION IN PROSPECTUS

1.  Cover Page..........................   Same

2.  Synopsis............................   Fees and Expenses


3.  Condensed Financial
       Information......................   Performance Information


4.  General Description
       of Registrant....................   Investment Objective and Policies
                                           Description of Shares


5.  Management of the Fund..............   Management of the Company
                                           Service Providers


6.  Capital Stock and Other
       Securities.......................   Dividends, Distributions and Taxes
                                           Description of Shares

7.  Purchase of Securities
       Being Offered...................... Purchase of Shares
                                           Conditions of Purchase and Redemption
                                           Exchanges
                                           Other Services
                                           Share Price Calculation

8.  Redemption or Repurchase............   Redemption of Shares
                                           Conditions of Purchase and Redemption
                                           Exchanges
                                           Other Services

9.  Legal Proceedings...................   Not Applicable

                             USAA MUTUAL FUND, INC.


                              CROSS REFERENCE SHEET

                                     Part B


FORM N-1A ITEM NO.                         SECTION IN STATEMENT OF ADDITIONAL
                                           INFORMATION

10.  Cover Page.........................   Same

11.  Table of Contents..................   Same

12.  General Information and
        History.........................   Not Applicable

13.  Investment Objectives
        and Policies....................   Investment Policies
                                           Investment Restrictions
                                           Portfolio Transactions and
                                             Brokerage Commissions


14.  Management of the
        Registrant.....................   Directors and Officers of the Company

15.  Control Persons and
        Principal Holders
        of Securities..................   Directors and Officers of the Company

16.  Investment Advisory and
        Other Services.................   Directors and Officers of the Company
                                          The Company's Manager
                                          General Information


17.  Brokerage Allocation and
        Other Practices................   Portfolio Transactions and
                                            Brokerage Commissions

18.  Capital Stock and Other
        Securities.....................   Further Description of Shares

19.  Purchase, Redemption and
        Pricing of Securities
        Being Offered..................   Valuation of Securities
                                          Additional Information Regarding
                                             Redemption of Shares
                                          Investment Plans

20.  Tax Status........................   Tax Considerations

21.  Underwriters......................   General Information

22.  Calculation of Performance
        Data...........................   Calculation of Performance Data


23.  Financial Statements..............   Not Applicable

                                     Part A





                              Prospectuses for the

            Science & Technology Fund and Young Investors Growth Fund

                               are included herein

                  Not included in this Post-Effective Amendment
              are the Prospectuses for the Aggressive Growth Fund,
              Growth Fund, Growth & Income Fund, Income Stock Fund,
                Income Fund, Short-Term Bond, S&P 500 Index Fund,
                              and Money Market Fund

                                     Part A




                               Prospectus for the


                            Science & Technology Fund


                               is included herein

                                                                  Prospectus
                                                              August 1, 1997

[USAA EAGLE LOGO]   USAA
                    SCIENCE &
                    TECHNOLOGY FUND



Shares of this fund are not deposits or other obligations of, or guaranteed by, the USAA Federal Savings Bank, are not insured by the FDIC or any other Government Agency, and are subject to investment risks. The net asset value of funds of this type will fluctuate from time to time.

As with other mutual funds, these securities have not been approved or disapproved by the Securities and Exchange Commission (SEC) nor has the SEC passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

The Fund is a diversified no-load mutual fund offered by USAA Investment Management Company. USAA will seek capital appreciation by investing at least 80% of the Fund's total assets in equity securities of companies expected to benefit from the development and use of scientific and technological advances and improvements.






                                TABLE OF CONTENTS
Who Manages the Fund?............................................   2
What is the Investment Objective?................................   2
Will the Value of Your Investment Fluctuate?.....................   2
Is This Fund for You?............................................   2
How Do You Buy?..................................................   2
Fees and Expenses................................................   3
Performance Information..........................................   4
A Word About Risk................................................   4
Fund Investments.................................................   4
Fund Management..................................................   6
Using Mutual Funds in an Investment Program......................   7
How to Invest with Us............................................   8
Important Information About Purchases and Redemptions............   9
Exchanges........................................................  10
Shareholder Information..........................................  11
Description of Shares............................................  12
Appendix A.......................................................  13
USAA Family of No-Load Mutual Funds..............................  14

This Prospectus provides you with information you should know before you invest in the Fund. Please read it and keep it for future reference.

WHO MANAGES THE FUND?

     USAA Investment Management Company manages the Fund. For easier reading, USAA Investment Management Company will be referred to as "we" throughout the rest of the Prospectus.

WHAT IS THE INVESTMENT OBJECTIVE?

     The  Fund's  investment  objective  is  capital   appreciation.   See  Fund
     Investments on page 4 for more information.

WILL THE VALUE OF YOUR INVESTMENT FLUCTUATE?

     Yes, it will. The value of your investment will increase or decrease. The Fund's portfolio consists of companies whose value is highly dependent on scientific and technological developments which are speculative in nature. Many of the products and services of these companies are subject to short life cycles and intense pricing pressures. Therefore, the market value of the Fund's portfolio and the Fund's price per share are likely to fluctuate significantly.

IS THIS FUND FOR YOU?

     This fund might be appropriate as part of your investment portfolio if . . .

      * You are looking for significant growth
      * You are willing to accept very high risk
      * You are looking for a long-term investment

     This fund may not be appropriate as part of your investment portfolio if . . .

      * You need a steady income
      * You are  unwilling to take a greater risk for  long-term  goals
      * You may need your money  back  within  seven  years
      * You need an  investment  that provides tax-free income

     If you feel this fund is not the one for you, refer to page 14 for a complete list of the USAA Family of No-Load Mutual Funds.

HOW DO YOU BUY?

     You may make your initial investment directly by mail, in person or, in certain instances, by telephone. The minimum initial investment is $3,000 [$500 for Uniform Gifts/Transfers to Minors Act (UGMA/UTMA) accounts and $250 for IRAs] and can be made by check or by wire. There is more information about how to purchase Fund shares on page 8.
2

FEES AND EXPENSES

     This summary provides information to assist you in understanding the expenses you will bear directly or indirectly in connection with an investment in the Fund.

     Shareholder Transaction Expenses

     There are no fees charged to your account when you buy, sell, or hold Fund shares. However, should you request delivery of redemption proceeds by wire transfer, you will be charged a $10 fee. (Your bank may also charge a fee for receiving wires.)

     Annual Fund Operating Expenses

     The Fund pays certain expenses. Unlike shareholder transaction charges, the Fund's expenses are not charged directly to your account, but instead are reflected in the Fund's share price and dividends. The figures below have been estimated for the Fund's first year of operation and are calculated as a percentage of estimated average net assets (ANA).

             Management Fees                         .75%
             12b-1 Fees                              None
             Other Expenses                          .75%
                                                     ---
             Total Fund Operating Expenses          1.50%
                                                    ====

   * 12b-1 fees -- Some mutual funds charge these fees to pay for the costs of selling Fund shares.

     Example of Effect of Fund Operating Expenses

     You would pay the following expenses on a $1,000 investment in the Fund, assuming (1) 5% annual return and (2) redemption at the end of the periods shown.

             1 year............................................     $ 15
             3 years...........................................       47


     This example is not a representation of past or future expenses and actual expenses may be greater or less than those shown.

PERFORMANCE INFORMATION

                                (Telelphone logo)
                                  TouchLine(R)
                                 1-800-531-8777
                                      press
                                       (1)
                                      then
                                       (1)
                                      then
                                    (3)(1)(#)

Please consider information in light of the Fund's investment objective and policies and market conditions during the reported time periods. Remember, historical performance is not representative of the future performance of the Fund. The value of your shares may go up or down. For the most current price and return information for this Fund, you may call TouchLine(R) at 1-800- 531-8777. Press 1 for the Mutual Fund Menu, press 1 again for prices and returns. Then, press 31 followed by the pound sign when asked for a Fund Code.

You may see the Fund's total return quoted in advertisements and reports. Standardized formulas that apply to all mutual funds determine the quotation of total return. Total return is the share price change adjusted to account for reinvested distributions of income and capital gains. You may also see a comparison of the Fund's performance to that of other mutual funds with similar investment objectives and to stock or relevant indexes.

A WORD ABOUT RISK

     Portions of this Prospectus describe the risks you will face as an investor in the Fund. It is important to keep in mind that generally the higher the risk of losing money, the higher the potential reward. The reverse, also, is generally true: the lower the risk, the lower the potential reward. However, as you consider an investment in the Fund, you should also take into account your tolerance for the daily fluctuations of the stock market.

[CAUTION LIGHT]

   Look for this symbol throughout the Prospectus. It is used to mark detailed information about the main risks that you, as a shareholder of the Fund, will face.

FUND INVESTMENTS

   Investment Policies and Risks

      Q     What is the Fund's investment policy?

      A Under normal conditions, the Fund will invest at least 80% of its assets in equity securities that we expect will benefit from the development and use of scientific and technological advances and improvements. Most of these assets will be invested in U.S. securities; however, the Fund may also invest in foreign securities when such securities are considered to be in line with the Fund's investment objective. For convenience, this Prospectus refers to common stocks, preferred stocks, securities which carry the right to buy common stocks, and convertible securities collectively as "equity securities."

            As a temporary defensive measure, the Fund may invest up to 100% of its assets in high-quality, short-term debt instruments.

      Q     In what industries will the Fund likely invest?

      A The Fund will invest in industries such as, but not limited to, biotechnology, computer hardware, software and services, communication and telecommunication equipment and services, electronics, health care, drugs, medical products and supplies, specialized health care services, and aerospace and defense. The Fund may also invest in other industries that we believe may benefit indirectly from research and development in the science and technology fields.

      Q     What are the Fund's potential risks?

      A Some of the potential risks involved in investing in this Fund include:

[CAUTION LIGHT]

    Sector Risk. Because of the competitiveness and rapid changes in the science and technology sector, many of the companies whose equity securities are in the Fund's portfolio are subject to distinctive risks. The products and services of these companies may not be economically successful or may quickly become outdated. In addition, many of these companies are subject to significant governmental regulation and may require governmental approval for their products and services. For these reasons, a portfolio of these assets is likely to be more volatile than a portfolio that is more widely diversified in other economic sectors.

[CAUTION LIGHT]

    Market Risk. As a mutual fund investing in equity securities, the Fund is subject to the risk that stock prices in general will decline over short or even extended periods. The stock market tends to run in cycles, with periods when stock prices generally go up and periods when stock prices generally go down. Equity securities tend to go up and down more than bonds.

[CAUTION LIGHT]

    Foreign Investing. There are certain risks involved in investing in foreign securities that are not in U.S. securities. Some of these risks include currency exchange rate fluctuations, foreign market illiquidity, increased price volatility, exchange control regulations, foreign ownership limits, different accounting, reporting and disclosure requirements, and difficulties in obtaining judgments. In the past, equity and debt instruments of foreign markets have been more volatile than equity and debt instruments of U.S. securities markets.

     The Fund will not generally trade in securities for short-term profits; however, if circumstances warrant, it may purchase and sell securities without regard to the length of time held. The Fund's portfolio rate will vary from year to year depending on market conditions, and it may exceed 100%. Because a high turnover rate increases transaction costs and may increase taxable capital gains, we will carefully weigh the anticipated benefits of trading.

     For additional information about other investments in which the Fund may invest, see Appendix A on page 13.

     Investment Restrictions

     The following restrictions may only be changed with shareholder approval:

     * The Fund may not invest more than 25% of its total assets in one industry.

     * The Fund may not invest more than 5% of its total assets in any one issuer or own more than 10% of the outstanding voting securities of any one issuer. This limitation does not apply to U.S. Government securities, and only applies to 75% of the Fund's total assets.

     * The Fund may borrow only for temporary or emergency purposes in an amount not exceeding 33 1/3% of its total assets.

     You will find a complete listing of the precise investment restrictions in the Fund's Statement of Additional Information (SAI).

FUND MANAGEMENT

     The Board of Directors of USAA Mutual Fund, Inc. (Company), of which the Fund is a series, supervises the business affairs of the Company. The Company has retained us to serve as the manager and distributor of the Company.

     We are an affiliate of United Services Automobile Association (USAA), a large, diversified financial services institution. As of the date of this Prospectus, we had approximately $___ billion in total assets under management. Our mailing address is 9800 Fredericksburg Rd., San Antonio, TX 78288.

     We provide management services to the Fund. We are responsible for managing the Fund's portfolio (including placement of brokerage orders) and its business affairs, subject to the authority of and supervision by the Board of Directors. For our services, the Fund pays us an annual fee. The fee, which is three-fourths of one percent (.75%) of ANA, accrues daily and is paid monthly. This fee is higher than that charged to most other mutual funds, but in our opinion, is comparable to fees charged to other mutual funds with similar investment objectives and policies.

     In addition to the fees paid pursuant to the Advisory Agreement, the Fund's operating expenses generally consist of expenses for issuing and redeeming Fund shares, transfer agent and custodian charges, auditing and legal expenses, certain expenses of registering and qualifying shares for sale, fees of Directors who are not interested (not affiliated) persons of us, and costs of typesetting, printing, and mailing the Prospectus, SAI, and periodic reports to existing shareholders.

     We  also  provide  distribution   services  to  the  Fund  and  receive  no
     compensation for those services.

     Our officers and employees, as well as those of the Company, may engage in personal securities transactions subject to restrictions and procedures set forth in the Joint Code of Ethics adopted by the Company and us.

     Portfolio Transactions

     USAA Brokerage Services, our discount brokerage service, may execute purchases and sales of equity securities for the Fund's portfolio. The
     Board of Directors has adopted procedures to ensure that any commissions paid to USAA Brokerage Services are reasonable and fair.

     Portfolio Manager

     The following individual is primarily responsible for managing the Fund.

     Curt Rohrman, Assistant Vice President of Equity Investments since September 1996, is the portfolio manager. He has ten years investment management experience and has worked for us for two years. Prior to joining us, Mr. Rohrman worked for CS First Boston Corporation from June 1988 to March 1995. He earned the Chartered Financial Analyst (CFA) designation in 1991 and is a member of the Association for Investment Management and Research (AIMR) and the San Antonio Financial Analysts Society, Inc. (SAFAS). He holds an MBA from the University of Texas at Austin and a BBA from Texas Christian University.

[PHOTOGRAPH OF PORTFOLIO MANANGER]
     Curt Rohrman

USING MUTUAL FUNDS IN AN INVESTMENT PROGRAM

     I. The Idea Behind Mutual Funds

     Mutual funds were conceived as a vehicle that could give small investors some of the advantages enjoyed by wealthy investors. A relatively small investment buys part of a diversified portfolio. That portfolio is managed by investment professionals, relieving you of the need to make individual stock or bond selections. You also enjoy conveniences, such as daily pricing, liquidity, and in the case of the USAA Family of Funds, no sales charge. The portfolio, because of its size, has lower transaction costs on its trades than most individuals would have. As a result, you own an investment that in earlier times would have been available only to very wealthy people.

     II.  Using Funds in an Investment Program

     In choosing a mutual fund as an investment vehicle, you are giving up some investment decisions, but must still make others. The decisions you don't have to make are those involved with choosing individual securities. We will perform that function. In addition, we will arrange for the safekeeping of securities, auditing the annual financial statements, and daily valuation of the Fund, as well as other functions.

     You, however, retain at least part of the responsibility for an equally important decision. This decision includes determining a portfolio of mutual funds that balances your investment goals with your tolerance for risk. It is likely that this decision may involve the use of more than one fund of the USAA Family of Funds.

     For example, assume you wished to invest in a widely-diversified, common stock portfolio. You could include the Aggressive Growth Fund, Growth Fund, Growth & Income Fund, Income Stock Fund, and Science & Technology Fund in such a portfolio. This portfolio would include stocks of large and small companies, high-dividend stocks, and growth stocks. This is just one way you could combine funds that fit your own risk and reward goals.

     III.  USAA's Family of Funds

     We offer you another alternative in our asset strategy funds, the Income Strategy, Growth and Tax Strategy, Balanced Strategy, Cornerstone Strategy, and Growth Strategy Funds. These unique mutual funds provide a professionally managed diversified investment portfolio within a mutual fund. They are designed for the individual who prefers to delegate the asset allocation process to an investment manager and are structured to achieve diversification across a number of investment categories.

     Whether you prefer to create your own mix of mutual funds or use a USAA Asset Strategy Fund, the USAA Family of Funds provides a broad range of choices covering just about any investor's investment objectives. Our sales representatives stand ready to inform you of your choices and to help you craft a portfolio which meets your needs.

HOW TO INVEST WITH US

     Purchase of Shares

     Opening an Account

     You may open an account and make an investment by mail, bank wire, electronic funds transfer (EFT), phone, or in person. A complete, signed application is required for each new account. See your Investor's Guide to USAA Mutual Fund Services for additional purchase information.

     Tax ID Number

     Each shareholder named on the account must provide a social security number or tax identification number to avoid possible withholding requirements.

     Effective Date

     When you make a purchase,  your purchase  price will be the net asset value
     (NAV) per share next determined after we receive your request in proper form. The Fund's NAV is determined at the close of the regular trading session (generally 4:00 p.m. Eastern Time) of the New York Stock Exchange
     (NYSE) each day on which the Exchange is open. If we receive your request prior to that time, your purchase price will be the NAV per share determined for that day. If we receive your request after the time at which the NAV per share is calculated, the purchase will be effective on the next business day. If you plan to purchase Fund shares with a foreign check, we suggest you convert your foreign check to U.S. dollars prior to investment in the Fund to avoid a potential delay in the effectiveness of your purchase of up to four to six weeks. Furthermore, a bank charge may be assessed in the clearing process, which will be deducted from the amount of the purchase.

     Minimum Investments

     Initial Purchase:         $3,000 [$500 Uniform Gifts/Transfers to Minors
                               Act (UGMA/UTMA) accounts and $250 for IRAs] or if you elect to have monthly electronic investments of at least $50 each, only $100 minimum is required to open an account.

     Additional Purchases:     $50

     Redemption of Shares

     You may redeem Fund shares by written, fax, telegraph, or telephone request on any day the NAV per share is calculated. Redemptions will be effective on the day on which instructions are received and accepted. However, if instructions are received after the NAV per share calculation (generally 4:00 p.m. Eastern Time), redemption will be effective on the next business day.

     Telephone redemption is automatically established when you complete your application. The Fund will employ reasonable procedures to confirm that instructions communicated by telephone are genuine, and if it does not, it may be liable for any losses due to unauthorized or fraudulent instructions. Before any discussion regarding your account, we obtain the following information: (1) USAA number or account number, (2) the name(s) on the account registration, and (3) social security number or tax identification number for the account registration. In addition, we record all telephone communications with you and send confirmations of account transactions to the address of record.

     Within seven days after the effective date of redemption, we distribute proceeds. Payment for redemption of shares purchased by check or EFT will not be disbursed until the purchase check or EFT has cleared, which could take up to 15 days from the purchase date. If you are considering redeeming shares soon after purchase, you should purchase by bank wire or certified check to avoid delay.

     In addition, the Company may elect to suspend the redemption of shares or postpone the date of payment in limited circumstances.

     See your Investor's Guide to USAA Mutual Fund Services for additional information on redemption of shares and methods of payment.

IMPORTANT INFORMATION ABOUT PURCHASES AND REDEMPTIONS

     Account Balance

     The Board of Directors may cause the redemption of an account with less than 10 shares, subject to certain limitations.

     Beginning in September 1998, and occurring each September thereafter, USAA Shareholder Account Services (SAS), the Fund's transfer agent, will assess a small balance account fee of $12 to each shareholder account with a balance, at the time of assessment, of less than $2,000. The fee will reduce total transfer agency fees paid by the Fund to SAS. Accounts exempt from the fee include: (1) any account regularly purchasing additional shares each month through an automatic investment plan; (2) any account registered under the Uniform Gifts/Transfers to Minors Act (UGMA/UTMA); (3) all (non IRA) money market fund accounts; (4) any account whose registered owner has an aggregate balance of $50,000 or more invested in USAA mutual funds; and (5) all IRA accounts (for the first year the account is open).

     Company Rights

     The Company reserves the right to:

     * reject purchase or exchange orders when in the best interest of the Company;

     * limit or discontinue the offering of shares of any portfolio of the Company without notice to the shareholders;

     * impose a redemption charge of up to 1% of the net asset value of shares redeemed if circumstances indicate a charge is necessary for the protection of remaining investors (for example, if excessive market-timing share activity unfairly burdens long-term investors); provided, however, this 1% charge will not be imposed upon shareholders unless authorized by the Board of Directors and the required notice has been given to shareholders;

     * require a signature guarantee for purchases, redemptions, or changes in account information in those instances where the appropriateness of a signature authorization is in question. The SAI contains information on acceptable guarantors.

     Other Information

     For information on automatic investment plans as well as shareholder statements and reports, please refer to your Investor's Guide to USAA Mutual Fund Services.

EXCHANGES

     Exchange Privilege

     The exchange privilege is automatic when you complete your application. You may exchange shares among Funds in the USAA Family of Funds, provided you do not hold these shares in stock certificate form and that the shares to be acquired are offered in your state of residence. SAS will simultaneously process exchange redemptions and purchases at the share prices next determined after the exchange order is received. For federal income tax purposes, an exchange between Funds is a taxable event, and as such, you may realize a capital gain or loss.

     The Fund has undertaken certain procedures regarding telephone transactions. See Redemption of Shares.

     Exchange Limitations, Excessive Trading

     To minimize Fund costs and to protect the Funds and their shareholders from unfair expense burdens, the Funds restrict excessive exchanges. The limit on exchanges out of any Fund in the USAA Family of Funds for each account is six per calendar year (except that there is no limitation on exchanges out of the Tax Exempt Short-Term Fund, Short-Term Bond Fund, or any of the money market funds in the USAA Family of Funds).

SHAREHOLDER INFORMATION

     Share Price Calculation

     The price at which shareholders purchase and redeem fund shares is equal to the NAV per share determined on the effective date of the purchase or redemption.

     When

     The Fund's NAV per share is calculated at the close of the regular trading session of the NYSE, which is usually 4:00 p.m. Eastern Time. You may buy and sell Fund shares at the NAV per share without a sales charge.

     How

     The NAV per share is calculated by adding the value of all securities and other assets in the Fund, deducting liabilities, and dividing by the number of shares outstanding.

     Dividends and Distributions

     Net investment income distributions occur yearly. Any net capital gains distribution usually occurs within 45 days of the July 31 fiscal year end which would be somewhere around the middle of September. The Fund will make additional distributions, if necessary, to avoid the imposition of any federal income or excise tax.

     All income dividends and capital gain distributions are automatically reinvested, unless we receive different instructions from you. The share price will be the NAV of the Fund shares computed on the ex-dividend date. Any income dividend or capital gain distributions paid by the Fund will reduce the NAV per share by the amount of the dividend or distribution. These distributions are subject to taxes.

     We will invest any dividend or distribution payment returned to us in your account at the then-current NAV per share. Dividend and distribution checks become void six months from the date on the check. The amount of the voided check will be invested in your account at the then-current NAV per share.

     Federal Taxes

     This tax information is quite general and refers to the federal income tax provisions in effect as of the date of this Prospectus. We urge you to consult your own tax adviser about the status of distributions from the Fund in your own state and locality.

     Fund - The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, referred to as the Code. In compliance with the Code, the Fund will not be subject to federal income tax on its net investment income and net capital gains distributed to shareholders. Net capital gains are those gains in excess of capital losses.

     Shareholder - Dividends from taxable net investment income and distributions of net short-term capital gains are taxable to shareholders as ordinary income, whether received in cash or reinvested in additional shares. A portion of these dividends may qualify for the 70% dividends received deduction available to corporations.

     Regardless   of  the  length  of  time  you  have  held  the  Fund  shares, distributions of net long-term capital gains are taxable as long-term capital gains whether received in cash or reinvested in additional shares.

     Redemptions, including exchanges, are subject to income tax, based on the difference between the cost of shares when purchased and the price received upon redemption or exchange.

     Withholding - Federal law requires the Fund to withhold and remit to the U.S. Treasury a portion of the income dividends and capital gain distributions and proceeds of redemptions paid to any non-corporate shareholder who:

     * fails to furnish the Fund with a correct  tax  identification  number,
     * underreports dividend or interest income,
     * fails to certify that he is not subject to withholding.

     To avoid this withholding requirement, you must certify on your application, or on a separate Form W-9 supplied by SAS, that your tax identification number is correct and that you are not currently subject to backup withholding.

     Reporting - The Fund will report annually to you information concerning the tax status of dividends and distributions for federal income tax purposes.

DESCRIPTION OF SHARES

     The Fund is a series of USAA Mutual Fund, Inc. (Company). The Company is a diversified, open-end management investment company incorporated under the laws of the State of Maryland. The Company is authorized to issue shares of common stock of separate series, each of which is commonly referred to as a mutual fund. There are ten mutual funds in the Company, including the Fund. The Directors do not need shareholder approval to create an additional mutual fund in the Company.

     The Company does not hold annual or regular meetings of shareholders and holds special meetings only as required by the Investment Company Act of 1940. The Directors may fill vacancies on the Board or appoint new Directors if the result is that at least two-thirds of the Directors have still been elected by shareholders. Shareholders have one vote per share (with proportionate voting for fractional shares) regardless of the relative net asset value of the shares. If a matter affects an individual fund in the Company, there will be a separate vote of the shareholders of that specific fund. Shareholders collectively holding at least 10% of the outstanding shares of the Company may request a shareholder meeting at any time for the purpose of voting to remove one or more of the Directors. The Company will assist communicating to other shareholders about the meeting.

                                   APPENDIX A

                The following is a description of certain types
                      of securities the Fund may purchase:

Convertible Securities
The Fund may invest in convertible securities which are bonds, preferred stocks, and other securities that pay interest or dividends and offer the buyer the option of converting the security into common stock. The value of convertible securities depends partially on interest rate changes and the credit quality of the issuer. Because a convertible security affords an investor the opportunity, through its conversion feature, to participate in the capital appreciation of the underlying common stock, the value of convertible securities may also change based on the price of the common stock.

Money Market Instruments
The Fund will hold a certain portion of its assets in high-quality, U.S. dollar-denominated debt securities that have remaining maturities of one year or less. Such securities may include U.S. Government obligations, commercial paper and other short-term corporate obligations, repurchase agreements collateralized with U.S. Government securities, and certificates of deposit, bankers' acceptances, bank deposits, and other financial institution obligations. These securities may carry fixed or variable interest rates.

Illiquid Securities
The Fund may not invest more than 15% of the market value of its net assets in securities which are illiquid. Illiquid securities are those securities that cannot be disposed of in the ordinary course of business in seven days or less.

Forward Currency Contracts
The Fund may hold securities denominated in foreign currencies. As a result, the value of the securities will be affected by changes in the exchange rate between the dollar and foreign currencies. In managing currency exposure, the Fund may enter into forward currency contracts. A forward currency contract involves an agreement to purchase or sell a specified currency at a specified future date or over a specified time period at a price set at the time of the contract.

USAA FAMILY OF NO-LOAD MUTUAL FUNDS

     The USAA Family of No-Load Mutual Funds includes a variety of Funds, each with different objectives and policies. In combination, these Funds are designed to provide you with the opportunity to formulate your own investment program. You may exchange any shares you hold in any one USAA Fund for shares in any other USAA Fund. For more complete information about other Funds in the USAA Family of Funds, including charges and expenses, call us for a Prospectus. Read it carefully before you invest or send money.

       FUND
    TYPE/NAME                            VOLATILITY

CAPITAL APPRECIATION
Aggressive Growth                        Very high
Emerging Markets(5)                      Very high
Gold(5)                                  Very high
Growth                                   Moderate to high
Growth & Income                          Moderate
International(5)                         Moderate to high
S&P 500 Index(1)                         Moderate
Science & Technology                     Very high
World Growth(5)                          Moderate to high
Young Investors Growth                   Moderate to high

ASSET ALLOCATION
Balanced Strategy                        Moderate
Cornerstone Strategy(5)                  Moderate
Growth and Tax Strategy(2)               Moderate
Growth Strategy(5)                       Moderate to high
Income Strategy                          Low to moderate

INCOME -- TAXABLE
GNMA                                     Low to moderate
Income                                   Moderate
Income Stock                             Moderate
Short-Term Bond                          Low

INCOME -- TAX EXEMPT
Long-Term(2)                             Moderate
Intermediate-Term(2)                     Low to moderate
Short-Term2                              Low
State Bond/Income(2), (3)                Moderate

MONEY MARKET
Money Market(4)                          Very low
Tax Exempt Money Market(2), (4)          Very low
Treasury Money Market Trust(4)           Very low
State Money Market(2), (3), (4)          Very low

1 S&P(R)is a trademark of The McGraw-Hill Companies, Inc., and has been licensed for use. The Product is not sponsored, sold or promoted by Standard & Poor's, and Standard & Poor's makes no representation regarding the advisability of investing in the Product.

2 Some income may be subject to state or local taxes or the federal alternative minimum tax.

3 California, Florida, New York, Texas, and Virginia funds are offered only to residents of those states.

4 An investment in a money market fund is neither insured nor guaranteed by the U.S. Government and there is no assurance that any of the funds will be able to maintain a stable net asset value of $1 per share.

5 Foreign investing is subject to additional risks, such as currency fluctuations, market illiquidity, and political instability.

         If you would like more information about the Fund, you may call 1-800-531-8181 to request a free copy of the most recent financial report and/or the Fund's Statement
  of Additional Information (SAI), dated August 1, 1997. The SAI has been filed with the SEC and is incorporated by reference into this Prospectus (meaning it is legally a part of the Prospectus).

                 Investment Adviser, Underwriter and Distributor
                       USAA Investment Management Company
                            9800 Fredericksburg Road
                            San Antonio, Texas 78288
                          -----------------------------

                                 Transfer Agent
                        USAA Shareholder Account Services
                            9800 Fredericksburg Road
                            San Antonio, Texas 78288
                          -----------------------------

                                    Custodian
                       State Street Bank and Trust Company
                                  P.O. Box 1713
                           Boston, Massachusetts 02105
                           --------------------------

                              Telephone Assistance
                          Call toll free - Central Time
                     Monday - Friday 8:00 a.m. to 8:00 p.m.
                        Saturdays 8:30 a.m. to 5:00 p.m.

                   For Additional Information on Mutual Funds
                    1-800-531-8181, (in San Antonio) 456-7211
                 For account servicing, exchanges or redemptions
                    1-800-531-8448, (in San Antonio) 456-7202

                        Recorded Mutual Fund Price Quotes
                        24-Hour Service (from any phone)
                    1-800-531-8066, (in San Antonio) 498-8066

                            Mutual Fund TouchLine(R)
                          (from Touchtone phones only)
              For account balance, last transaction or fund prices:
                    1-800-531-8777, (in San Antonio) 498-8777

                                [USAA EAGLE LOGO]


                       USAA INVESTMENT MANAGEMENT COMPANY
                            9800 FREDERICKSBURG ROAD
                               SAN ANTONIO, TEXAS
                                      78288


30227-0897 USAA with the eagle is registered in U.S. Patent & Trademark Office.

(C) 1997, USAA.  All rights reserved.  RECYCLED PAPER

                                     Part A



                               Prospectus for the


                           Young Investors Growth Fund


                               is included herein

                                                                  Prospectus
                                                              August 1, 1997

[USAA EAGLE LOGO]   USAA
                    YOUNG INVESTORS
                    GROWTH FUND


Shares of this fund are not deposits or other obligations of, or guaranteed by, the USAA Federal Savings Bank, are not insured by the FDIC or any other government agency, and are subject to investment risks. The net asset value of funds of this type will fluctuate from time to time.

As with other mutual funds, these securities have not been approved or disapproved by the Securities and Exchange Commission (SEC) nor has the SEC passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

The Fund is a diversified no-load mutual fund offered by USAA Investment Management Company. USAA will seek capital appreciation by investing the Fund's assets in the stocks of companies that provide goods or services with which young people are apt to be familiar. USAA designed the Fund as part of a program to stimulate interest in long-term investing by young people.

The USAA Young Investors Growth Fund is part of the USAA Power Portfolio, a savings and investment program for young people.




                                TABLE OF CONTENTS
Who Manages the Fund?............................................   2
What is the Investment Objective?................................   2
Will the Value of Your Investment Fluctuate?.....................   2
Is This Fund for You?............................................   2
How Do You Buy?..................................................   2
Fees and Expenses................................................   3
Performance Information..........................................   4
A Word About Risk................................................   4
Fund Investments.................................................   4
Fund Management..................................................   6
Using Mutual Funds in an Investment Program......................   7
How to Invest with Us............................................   8
Important Information About Purchases and Redemptions............   9
Exchanges........................................................  10
Shareholder Information..........................................  11
Description of Shares............................................  12
Appendix A.......................................................  13
USAA Family of No-Load Mutual Funds..............................  14

This Prospectus provides you with information you should know before you invest in the Fund. Please read it and keep it for future reference.

WHO MANAGES THE FUND?

     USAA Investment Management Company manages the Fund. For easier reading, USAA Investment Management Company will be referred to as "we" throughout the rest of the Prospectus.

WHAT IS THE INVESTMENT OBJECTIVE?

     The Fund's investment objective is long-term capital appreciation. See Fund Investments on page 4 for more information.

WILL THE VALUE OF YOUR INVESTMENT FLUCTUATE?

     Yes, it will. The value of your investment will fluctuate with the changing market value of the Fund's portfolio. You may have a gain or loss when you sell your shares.

IS THIS FUND FOR YOU?

     This fund might be appropriate as part of your investment portfolio if . . .

      * You are interested in learning about investments
      * You are willing to accept moderate to high risk
      * You are looking for a long-term investment

     This fund may not be appropriate as part of your investment portfolio if . . .

      * You need steady income
      * You are unwilling to take greater risk for long-term goals
      * You may need your money back within five years
      * You need an investment that provides tax-free income

     If you feel this fund is not the one for you, refer to page 14 for a complete list of the USAA Family of No-Load Mutual Funds.

HOW DO YOU BUY?

     You may make your initial investment directly by mail, in person or, in certain instances, by telephone. The minimum initial investment is $3,000 [$250 for IRAs] and can be made by check or by wire. To suit the needs of young people, Uniform Gifts/Transfers to Minors Act (UGMA/UTMA) accounts may be opened for as little as $250, or if you elect to have monthly electronic investments of at least $25 each, there is no minimum required to open an account. There is more information about how to purchase Fund shares on page 8.

FEES AND EXPENSES

     This summary provides information to assist you in understanding the expenses you will bear directly or indirectly in connection with an investment in the Fund.

     Shareholder Transaction Expenses

     There are no fees charged to your account when you buy, sell, or hold Fund shares. However, should you request delivery of redemption proceeds by wire transfer, you will be charged a $10 fee. (Your bank may also charge a fee for receiving wires.)

     Annual Fund Operating Expenses

     The Fund pays certain expenses. Unlike shareholder transaction charges, the Fund's expenses are not charged directly to your account, but instead are reflected in the Fund's share price and dividends. The figures below have been estimated for the Fund's first year of operation and are calculated as a percentage of estimated average net assets (ANA).

           Management Fees                           .75%
           12b-1 Fees                               None
           Other Expenses                           1.12%
                                                    ----
           Total Fund Operating Expenses            1.87%
                                                    ====

   * 12b-1 Fees -- Some mutual funds charge these fees to pay for the costs of selling Fund shares.

     Example of Effect of Fund Operating Expenses

     You would pay the following expenses on a $1,000 investment in the Fund, assuming (1) 5% annual return and (2) redemption at the end of the periods shown.


           1 year............................................     $ 19
           3 years...........................................       59

     This example is not a representation of past or future expenses and actual expenses may be greater or less than those shown.

PERFORMANCE INFORMATION

                                   (Telephone)
                                  TouchLine(R)
                                 1-800-531-8777
                                      PRESS
                                       (1)
                                      THEN
                                       (1)
                                      THEN
                                    (3)(2)(#)

Please consider information in light of the Fund's investment objective and policies and market conditions during the reported time periods. Remember, historical performance is not representative of the future performance of the Fund. The value of your shares may go up or down. For the most current price and return information for this Fund, you may call TouchLine(R) at 1-800- 531-8777. Press 1 for the Mutual Fund Menu, press 1 again for prices and returns. Then, press 32 followed by the pound sign when asked for a Fund Code.

You may see the Fund's total return quoted in advertisements and reports. Standardized formulas that apply to all mutual funds determine the quotation of total return. Total return is the share price change adjusted to account for reinvested distributions of income and capital gains. You may also see a comparison of the Fund's performance to that of other mutual funds with similar investment objectives and to stock or relevant indexes.

A WORD ABOUT RISK

     Portions of this Prospectus describe the risks you will face as an investor in the Fund. It is important to keep in mind that generally the higher the risk of losing money, the higher the potential reward. The reverse, also, is generally true: the lower the risk, the lower the potential reward. However, as you consider an investment in the Fund, you should also take into account your tolerance for the daily fluctuations of the stock market.

[CAUTION LIGHT]

   Look for this symbol throughout the Prospectus. It is used to mark detailed information about the main risks that you, as a shareholder of the Fund, will face.

FUND INVESTMENTS

     Investment Policies and Risks

     Q   What is the Fund's investment policy?

     A   The Fund's investment objective is long-term capital appreciation.

         We will invest the Fund's assets in equity securities of companies that provide goods or services with which young people are apt to be familiar. For convenience, this Prospectus refers to common stocks, preferred stocks, securities which carry the right to buy common stocks, and convertible securities as "equity securities." Most of the Fund's assets will be invested in U.S. securities; however, the Fund may also invest in foreign securities when we consider them to be in line with the Fund's investment objective.
4

         We designed the Fund as part of a program to stimulate interest in long-term investing by young people. We encourage shareholders of the Fund to give us their suggestions about the types of companies that they would like us to consider for investment by the Fund. We invite shareholders to tell us the investment topics or the names of stocks that they would like us to feature in the Fund's communications to shareholders.

         As a temporary defensive measure, the Fund may invest up to 100% of its assets in high-quality, short-term debt instruments.

     Q   In what industries will the Fund likely invest?

     A The Fund will invest in many different industries. The Fund is not a "sector" fund that focuses its investments in a specific industry or sector of the economy. We believe that goods or services that are likely to be familiar to young investors are provided by companies engaged in many different types of industries. Such companies may include computer hardware and software manufacturers, Internet service providers, and companies in the apparel, automobile, communications, entertainment, financial services, health services, and travel industries, among others. We believe that the flexibility to select equity securities of companies across a broad universe of industries maximizes our opportunity to find attractive investments as we pursue the Fund's objective of long-term capital appreciation.

     Q   What special services are provided to shareholders in this Fund?

     A In addition to providing an investment opportunity for long-term capital appreciation, shareholders will receive educational information targeted to young people about the basic concepts of saving and investing.

     Q   What are the Fund's potential risks?

     A   Two potential risks involved in investing in this Fund include:

[CAUTION LIGHT]

    Market Risk. As a mutual fund investing in equity securities, the Fund is subject to the risk that stock prices in general will decline over short or even extended periods. The stock market tends to run in cycles, with periods when stock prices generally go up and periods when stock prices generally go down. Equity securities tend to go up and down more than bonds.

[CAUTION LIGHT]

    Foreign Investing. There are certain risks involved in investing in foreign securities that are not in U.S. securities. Some of these risks may include currency exchange rate fluctuations, foreign market illiquidity, increased price volatility, exchange control regulations, foreign ownership limits, different accounting, reporting and disclosure requirements, and difficulties in obtaining judgments. In the past, equity and debt instruments of foreign markets have been more volatile than equity and debt instruments of U.S. securities markets.

    For additional information about other investments in which the Fund may invest, see Appendix A on page 13.

    Investment Restrictions

    The following restrictions may only be changed with shareholder approval:

     * The Fund may not invest more than 25% of its total assets in one industry.

     * The Fund may not invest more than 5% of its total assets in any one issuer or own more than 10% of the outstanding voting securities of any one issuer. This limitation does not apply to U.S. Government securities, and only applies to 75% of the Fund's total assets.

     * The Fund may borrow only for temporary or emergency purposes in an amount not exceeding 33 1/3% of its total assets.

     You will find a complete listing of the precise investment restrictions in the Fund's Statement of Additional Information (SAI).

FUND MANAGEMENT

     The Board of Directors of USAA Mutual Fund, Inc. (Company), of which the Fund is a series, supervises the business affairs of the Company. The Company has retained us to serve as the manager and distributor of the Company.

     We are an affiliate of United Services Automobile Association (USAA), a large, diversified financial services institution. As of the date of this Prospectus, we had approximately $___ billion in total assets under management. Our mailing address is 9800 Fredericksburg Rd., San Antonio, TX 78288.

     We provide management services to the Fund. We are responsible for managing the Fund's portfolio (including placement of brokerage orders) and its business affairs, subject to the authority of and supervision by the Board of Directors. For our services, the Fund pays us an annual fee. The fee, which is three-fourths of one percent (.75%) of ANA, accrues daily and is paid monthly. This fee is higher than that charged to most other mutual funds, but in our opinion, is comparable to fees charged to other mutual funds with similar investment objectives and policies.

     In addition to the fees paid pursuant to the Advisory Agreement, the Fund's operating expenses generally consist of expenses for the issuing and redeeming of Fund shares, transfer agent and custodian charges, auditing and legal expenses, certain expenses of registering and qualifying shares for sale, fees of Directors who are not interested (not affiliated) persons of us, and costs of typesetting, printing, and mailing the Prospectus, SAI, and periodic reports to existing shareholders.

     We  also  provide  distribution   services  to  the  Fund  and  receive  no
     compensation for those services.

     Our officers and employees, as well as those of the Company, may engage in personal securities transactions subject to restrictions and procedures set forth in the Joint Code of Ethics adopted by the Company and us.

     Portfolio Transactions

     USAA Brokerage Services, our discount brokerage service, may execute purchases and sales of equity securities for the Fund's portfolio. The
     Board of Directors has adopted procedures to ensure that any commissions paid to USAA Brokerage Services are reasonable and fair.

     Portfolio Manager

     The following individual is primarily responsible for managing the Fund.

     Curt Rohrman, Assistant Vice President of Equity Investments since September 1996, is the portfolio manager. He has ten years investment management experience and has worked for us for two years. Prior to joining us, Mr. Rohrman worked for CS First Boston Corporation from June 1988 to March 1995. He earned the Chartered Financial Analyst (CFA) designation in 1991 and is a member of the Association for Investment Management and Research (AIMR) and the San Antonio Financial Analysts Society, Inc. (SAFAS). He holds an MBA from the University of Texas at Austin and a BBA from Texas Christian University.


[PHOTOGRAPH OF PORTFOLIO MANAGER]
     Curt Rohrman

USING MUTUAL FUNDS IN AN INVESTMENT PROGRAM

     I. The Idea Behind Mutual Funds

     Mutual funds were conceived as a vehicle that could give small investors some of the advantages enjoyed by wealthy investors. A relatively small investment buys part of a diversified portfolio. That portfolio is managed by investment professionals, relieving you of the need to make individual stock or bond selections. You also enjoy conveniences, such as daily pricing, liquidity, and in the case of the USAA Family of Funds, no sales charge. The portfolio, because of its size, has lower transaction costs on its trades than most individuals would have. As a result, you own an investment that in earlier times would have been available only to very wealthy people.

     II.  Using Funds in an Investment Program

     In choosing a mutual fund as an investment vehicle, you are giving up some investment decisions, but must still make others. The decisions you don't have to make are those involved with choosing individual securities. We will perform that function. In addition, we will arrange for the safekeeping of securities, auditing the annual financial statements, and daily valuation of the Fund, as well as other functions.

     You, however, retain at least part of the responsibility for an equally important decision. This decision includes determining a portfolio of mutual funds that balances your investment goals with your tolerance for risk. It is likely that this decision may involve the use of more than one fund of the USAA Family of Funds.

     For example, assume you wished to invest in a widely-diversified, common stock portfolio. You could include the Aggressive Growth Fund, Growth Fund, Growth & Income Fund, Income Stock Fund, and Science & Technology Fund in such a portfolio. This portfolio would include stocks of large and small companies, high-dividend stocks, and growth stocks. This is just one way you could combine funds that fit your own risk and reward goals.

     III.  USAA's Family of Funds

     We offer you another alternative in our asset strategy funds, the Income Strategy, Growth and Tax Strategy, Balanced Strategy, Cornerstone Strategy, and Growth Strategy Funds. These unique mutual funds provide a professionally managed diversified investment portfolio within a mutual fund. They are designed for the individual who prefers to delegate the asset allocation process to an investment manager and are structured to achieve diversification across a number of investment categories.

     Whether you prefer to create your own mix of mutual funds or use a USAA Asset Strategy Fund, the USAA Family of Funds provides a broad range of choices covering just about any investor's investment objectives. Our sales representatives stand ready to inform you of your choices and to help you craft a portfolio which meets your needs.

HOW TO INVEST WITH US

     Purchase of Shares

     Opening an Account

     You may open an account and make an investment by mail, bank wire, electronic funds transfer (EFT), phone, or in person. A complete, signed application is required for each new account. See your Investor's Guide to USAA Mutual Fund Services for additional purchase information.

     Tax ID Number

     Each shareholder named on the account must provide a social security number or tax identification number to avoid possible withholding requirements.

     Effective Date

     When you make a purchase,  your purchase  price will be the net asset value
     (NAV) per share next determined after we receive your request in proper form. The Fund's NAV is determined at the close of the regular trading session (generally 4:00 p.m. Eastern Time) of the New York Stock Exchange
     (NYSE) each day on which the Exchange is open. If we receive your request prior to that time, your purchase price will be the NAV per share determined for that day. If we receive your request after the time at which the NAV per share is calculated, the purchase will be effective on the next business day. If you plan to purchase Fund shares with a foreign check, we suggest you convert your foreign check to U.S. dollars prior to investment in the Fund to avoid a potential delay in the effectiveness of your purchase of up to four to six weeks. Furthermore, a bank charge may be assessed in the clearing process, which will be deducted from the amount of the purchase.

     MINIMUM INVESTMENTS

     Initial Purchase:         $3,000 [$250 Uniform Gifts/Transfers to Minors
                               Act (UGMA/UTMA) accounts and $250 for IRAs] or if you elect to have monthly electronic investments of at least $25 each, there is no minimum required to open an account.

     Additional Purchases:     $25

     Redemption of Shares

     You may redeem Fund shares by written, fax, telegraph, or telephone request on any day the NAV per share is calculated. Redemptions will be effective on the day on which instructions are received and accepted. However, if instructions are received after the NAV per share calculation (generally 4:00 p.m. Eastern Time), redemption will be effective on the next business day.

     Telephone redemption is automatically established when you complete your application. The Fund will employ reasonable procedures to confirm that instructions communicated by telephone are genuine, and if it does not, it may be liable for any losses due to unauthorized or fraudulent instructions. Before any discussion regarding your account, we obtain the following information: (1) USAA number or account number, (2) the name(s) on the account registration, and (3) social security number or tax identification number for the account registration. In addition, we record all telephone communications with you and send confirmations of account transactions to the address of record.

     Within seven days after the effective date of redemption, we distribute proceeds. Payment for redemption of shares purchased by check or EFT will not be disbursed until the purchase check or EFT has cleared, which could take up to 15 days from the purchase date. If you are considering redeeming shares soon after purchase, you should purchase by bank wire or certified check to avoid delay.

     In addition, the Company may elect to suspend the redemption of shares or postpone the date of payment in limited circumstances.

     See your Investor's Guide to USAA Mutual Fund Services for additional information on redemption of shares and methods of payment.

IMPORTANT INFORMATION ABOUT PURCHASES AND REDEMPTIONS

     Account Balance

     The Board of Directors may cause the redemption of an account with less than 10 shares, subject to certain limitations.

     Beginning in September 1998, and occurring each September thereafter, USAA Shareholder Account Services (SAS), the Fund's transfer agent, will assess a small balance account fee of $12 to each shareholder account with a balance, at the time of assessment, of less than $2,000. The fee will reduce total transfer agency fees paid by the Fund to SAS. Accounts exempt from the fee include: (1) any account regularly purchasing additional shares each month through an automatic investment plan; (2) any account registered under the Uniform Gifts/Transfers to Minors Act (UGMA/UTMA); (3) all (non
     IRA) money market fund accounts; (4) any account whose registered owner has an aggregate balance of $50,000 or more invested in USAA mutual funds; and
     (5) all IRA accounts (for the first year the account is open).

     Company Rights

     The Company reserves the right to:

     * reject purchase or exchange orders when in the best interest of the Company;

     * limit or discontinue the offering of shares of any portfolio of the Company without notice to the shareholders;

     * impose a redemption charge of up to 1% of the net asset value of shares redeemed if circumstances indicate a charge is necessary for the protection of remaining investors (for example, if excessive market-timing share activity unfairly burdens long-term investors); provided, however, this 1% charge will not be imposed upon shareholders unless authorized by the Board of Directors and the required notice has been given to shareholders;

     * require a signature guarantee for purchases, redemptions, or changes in account information in those instances where the appropriateness of a signature authorization is in question. The SAI contains information on acceptable guarantors.

     Other Information

     For information on automatic investment plans as well as shareholder statements and reports, please refer to your Investor's Guide to USAA Mutual Fund Services.

EXCHANGES

     Exchange Privilege

     The exchange privilege is automatic when you complete your application. You may exchange shares among Funds in the USAA Family of Funds, provided you do not hold these shares in stock certificate form and that the shares to be acquired are offered in your state of residence. SAS will simultaneously process exchange redemptions and purchases at the share prices next determined after the exchange order is received. For federal income tax purposes, an exchange between Funds is a taxable event, and as such, you may realize a capital gain or loss.

     The Fund has undertaken certain procedures regarding telephone transactions. See Redemption of Shares.

     Exchange Limitations, Excessive Trading

     To minimize Fund costs and to protect the Funds and their shareholders from unfair expense burdens, the Funds restrict excessive exchanges. The limit on exchanges out of any Fund in the USAA Family of Funds for each account is six per calendar year (except that there is no limitation on exchanges out of the Tax Exempt Short-Term Fund, Short-Term Bond Fund, or any of the money market funds in the USAA Family of Funds).

SHAREHOLDER INFORMATION

     Share Price Calculation

     The price at which shareholders purchase and redeem fund shares is equal to the NAV per share determined on the effective date of the purchase or redemption.

     When

     The Fund's NAV per share is calculated at the close of the regular trading session of the NYSE, which is usually 4:00 p.m. Eastern Time. You may buy and sell Fund shares at the NAV per share without a sales charge.

     How

     The NAV per share is calculated by adding the value of all securities and other assets in the Fund, deducting liabilities, and dividing by the number of shares outstanding.

     Dividends and Distributions

     Net investment income distributions occur yearly. Any net capital gains distribution usually occurs within 45 days of the July 31 fiscal year end which would be somewhere around the middle of September. The Fund will make additional distributions, if necessary, to avoid the imposition of any federal income or excise tax.

     All income dividends and capital gain distributions are automatically reinvested, unless we receive different instructions from you. The share price will be the NAV of the Fund shares computed on the ex-dividend date. Any income dividend or capital gain distributions paid by the Fund will reduce the NAV per share by the amount of the dividend or distribution. These distributions are subject to taxes.

     We will invest any dividend or distribution payment returned to us in your account at the then-current NAV per share. Dividend and distribution checks become void six months from the date on the check. The amount of the voided check will be invested in the your account at the then-current NAV per share.

     Federal Taxes

     This tax information is quite general and refers to the federal income tax provisions in effect as of the date of this Prospectus. We urge you to consult your own tax adviser about the status of distributions from the Fund in your own state and locality.

     Fund - The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, referred to as the Code. In compliance with the Code, the Fund will not be subject to federal income tax on its net investment income and net capital gains distributed to shareholders. Net capital gains are those gains in excess of capital losses.

     Shareholder - Dividends from taxable net investment income and distributions of net short-term capital gains are taxable to shareholders as ordinary income, whether received in cash or reinvested in additional shares. A portion of these dividends may qualify for the 70% dividends received deduction available to corporations.

     Regardless   of  the  length  of  time  you  have  held  the  Fund  shares, distributions of net long-term capital gains are taxable as long-term capital gains whether received in cash or reinvested in additional shares.

     Redemptions, including exchanges, are subject to income tax, based on the difference between the cost of shares when purchased and the price received upon redemption or exchange.

     Withholding - Federal law requires the Fund to withhold and remit to the U.S. Treasury a portion of the income dividends and capital gain distributions and proceeds of redemptions paid to any non-corporate shareholder who:

     * fails to furnish the Fund with a correct  tax  identification  number,
     * underreports dividend or interest income,
     * fails to certify that he is not subject to withholding.

     To avoid this withholding requirement, you must certify on your application, or on a separate Form W-9 supplied by SAS, that your tax identification number is correct and that you are not currently subject to backup withholding.

     Reporting - The Fund will report annually to you information concerning the tax status of dividends and distributions for federal income tax purposes.

DESCRIPTION OF SHARES

     The Fund is a series of USAA Mutual Fund, Inc. (Company). The Company is a diversified, open-end management investment company incorporated under the laws of the State of Maryland. The Company is authorized to issue shares of common stock of separate series, each of which is commonly referred to as a mutual fund. There are ten mutual funds in the Company, including the Fund. The Directors do not need shareholder approval to create an additional mutual fund in the Company.

     The Company does not hold annual or regular meetings of shareholders and holds special meetings only as required by the Investment Company Act of 1940. The Directors may fill vacancies on the Board or appoint new Directors if the result is that at least two-thirds of the Directors have still been elected by shareholders. Shareholders have one vote per share (with proportionate voting for fractional shares) regardless of the relative net asset value of the shares. If a matter affects an individual fund in the Company, there will be a separate vote of the shareholders of that specific fund. Shareholders collectively holding at least 10% of the outstanding shares of the Company may request a shareholder meeting at any time for the purpose of voting to remove one or more of the Directors. The Company will assist communicating to other shareholders about the meeting.

                                   APPENDIX A

                    The following is a description of certain
                   types of securities the Fund may purchase:


Convertible Securities
The Fund may invest in convertible securities which are bonds, preferred stocks, and other securities that pay interest or dividends and offer the buyer the option of converting the security into common stock. The value of convertible securities depends partially on interest rate changes and the credit quality of the issuer. Because a convertible security affords an investor the opportunity, through its conversion feature, to participate in the capital appreciation of the underlying common stock, the value of convertible securities may also change based on the price of the common stock.

Money Market Instruments
The Fund will hold a certain portion of its assets in high-quality, U.S. dollar-denominated debt securities that have remaining maturities of one year or less. Such securities may include U.S. Government obligations, commercial paper and other short-term corporate obligations, repurchase agreements collateralized with U.S. Government securities, and certificates of deposit, bankers' acceptances, bank deposits, and other financial institution obligations. These securities may carry fixed or variable interest rates.

Illiquid Securities
The Fund may not invest more than 15% of the market value of its net assets in securities which are illiquid. Illiquid securities are those securities that cannot be disposed of in the ordinary course of business in seven days or less.

Forward Currency Contracts
The Fund may hold securities denominated in foreign currencies. As a result, the value of the securities will be affected by changes in the exchange rate between the dollar and foreign currencies. In managing currency exposure, the Fund may enter into forward currency contracts. A forward currency contract involves an agreement to purchase or sell a specified currency at a specified future date or over a specified time period at a price set at the time of the contract.

USAA FAMILY OF NO-LOAD MUTUAL FUNDS

     The USAA Family of No-Load Mutual Funds includes a variety of Funds, each with different objectives and policies. In combination, these Funds are designed to provide you with the opportunity to formulate your own investment program. You may exchange any shares you hold in any one USAA Fund for shares in any other USAA Fund. For more complete information about other Funds in the USAA Family of Funds, including charges and expenses, call us for a Prospectus. Read it carefully before you invest or send money.

       FUND
    TYPE/NAME                            VOLATILITY

CAPITAL APPRECIATION
Aggressive Growth                        Very high
Emerging Markets(5)                      Very high
Gold(5)                                  Very high
Growth                                   Moderate to high
Growth & Income                          Moderate
International(5)                         Moderate to high
S&P 500 Index(1)                         Moderate
Science & Technology                     Very high
World Growth(5)                          Moderate to high
Young Investors Growth Fund              Moderate to high

ASSET ALLOCATION
Balanced Strategy                        Moderate
Cornerstone Strategy(5)                  Moderate
Growth and Tax Strategy(2)               Moderate
Growth Strategy(5)                       Moderate to high
Income Strategy                          Low to moderate

INCOME -- TAXABLE
GNMA                                     Low to moderate
Income                                   Moderate
Income Stock                             Moderate
Short-Term Bond                          Low

INCOME - TAX EXEMPT
Long-Term(2)                             Moderate
Intermediate-Term(2)                     Low to moderate
Short-Term2                              Low
State Bond/Income(2), (3)                Moderate

MONEY MARKET
Money Market(4)                          Very low
Tax Exempt Money Market(2), (4)          Very low
Treasury Money Market Trust(4)           Very low
State Money Market(2), (3), (4)          Very low

1 S&P(R)is a trademark of The McGraw-Hill Companies, Inc., and has been licensed for use. The Product is not sponsored, sold or promoted by Standard & Poor's, and Standard & Poor's makes no representation regarding the advisability of investing in the Product.

2 Some income may be subject to state or local taxes or the federal alternative minimum tax.

3 California, Florida, New York, Texas, and Virginia funds are offered only to residents of those states.

4 An investment in a money market fund is neither insured nor guaranteed by the U.S. Government and there is no assurance that any of the funds will be able to maintain a stable net asset value of $1 per share.

5 Foreign investing is subject to additional risks, such as currency fluctuations, market illiquidity, and political instability.

         If you would like more information about the Fund, you may call 1-800-531-8181 to request a free copy of the most recent financial report and/or the Fund's Statement
  of Additional Information (SAI), dated August 1, 1997. The SAI has been filed with the SEC and is incorporated by reference into this Prospectus (meaning it is legally a part of the Prospectus).

                 Investment Adviser, Underwriter and Distributor
                       USAA Investment Management Company
                            9800 Fredericksburg Road
                            San Antonio, Texas 78288
                          -----------------------------

                                 Transfer Agent
                        USAA Shareholder Account Services
                            9800 Fredericksburg Road
                            San Antonio, Texas 78288
                          -----------------------------

                                    Custodian
                       State Street Bank and Trust Company
                                  P.O. Box 1713
                           Boston, Massachusetts 02105
                           --------------------------

                              Telephone Assistance
                          Call toll free - Central Time
                     Monday - Friday 8:00 a.m. to 8:00 p.m.
                        Saturdays 8:30 a.m. to 5:00 p.m.

                   For Additional Information on Mutual Funds
                    1-800-531-8181, (in San Antonio) 456-7211
                 For account servicing, exchanges or redemptions
                    1-800-531-8448, (in San Antonio) 456-7202

                        Recorded Mutual Fund Price Quotes
                        24-Hour Service (from any phone)
                    1-800-531-8066, (in San Antonio) 498-8066

                            Mutual Fund TouchLine(R)
                          (from Touchtone phones only)
              For account balance, last transaction or fund prices:
                    1-800-531-8777, (in San Antonio) 498-8777

                                [USAA EAGLE LOGO]


                       USAA INVESTMENT MANAGEMENT COMPANY
                            9800 FREDERICKSBURG ROAD
                               SAN ANTONIO, TEXAS
                                      78288


30228-0897 USAA with the eagle is registered in U.S. Patent & Trademark Office.

(C) 1997, USAA.  All rights reserved.  RECYCLED PAPER

                                     Part B




                   Statement of Additional Information for the



            Science & Technology Fund and Young Investors Growth Fund


                               is included herein

                  Not included in this Post-Effective Amendment
               is the Statement of Additional Information for the
           Aggressive Growth Fund, Growth Fund, Growth & Income Fund,
                Income Stock Fund, Income Fund, Short-Term Bond,
                    S&P 500 Index Fund, and Money Market Fund

[USAA EAGLE LOGO]   USAA                               STATEMENT OF
                    MUTUAL                             ADDITIONAL INFORMATION
                    FUND, INC.                         August 1, 1997

--------------------------------------------------------------------------------



                             USAA MUTUAL FUND, INC.


USAA MUTUAL FUND, INC. (the Company) is a registered investment company offering shares of ten no-load mutual funds, two of which are described in this Statement of Additional Information (SAI): the Science & Technology Fund and the Young Investors Growth Fund (collectively, the Funds). Each Fund is classified as a diversified investment company and has its own investment objective designed to meet different investment goals.

You may obtain a free copy of a Prospectus for either Fund dated August 1, 1997, by writing to USAA Mutual Fund, Inc., 9800 Fredericksburg Rd., San Antonio, TX 78288, or by calling toll free 1-800-531-8181. The Prospectus provides the basic information you should know before investing in each Fund. This SAI is not a Prospectus and contains information in addition to and more detailed than that set forth in each Fund's Prospectus. It is intended to provide you with additional information regarding the activities and operations of the Company and the Funds and should be read in conjunction with each Fund's Prospectus.


--------------------------------------------------------------------------------



                                TABLE OF CONTENTS



       Page
           2   Valuation of Securities
           2   Additional Information Regarding Redemption of Shares
           3   Investment Plans
           4   Investment Policies
           6   Investment Restrictions
           7   Portfolio Transactions
           8   Further Description of Shares
           8   Tax Considerations
           9   Directors and Officers of the Company
          12   The Company's Manager
          13   General Information
          13   Calculation of Performance Data
          14   Appendix A - Long-Term and Short-Term Debt Ratings
          18   Appendix B - Comparison of Portfolio Performance
          20   Appendix C - Dollar-Cost Averaging

                             VALUATION OF SECURITIES

Shares of each Fund are offered on a continuing best efforts basis through USAA Investment Management Company (IMCO or the Manager). The offering price for shares of each Fund is equal to the current net asset value (NAV) per share. The NAV per share of each Fund is calculated by adding the value of all its portfolio securities and other assets, deducting its liabilities, and dividing by the number of shares outstanding.

      Each Fund's NAV per share is calculated each day, Monday through Friday, except days on which the New York Stock Exchange (NYSE) is closed. The NYSE is currently scheduled to be closed on New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving, and Christmas, and on the preceding Friday or subsequent Monday when one of these holidays falls on a Saturday or Sunday, respectively.

      The value of the securities of each Fund is determined by one or more of the following methods:

 (1) Portfolio securities, except as otherwise noted, traded primarily on a domestic securities exchange are valued at the last sales price on that exchange. Portfolio securities traded primarily on foreign securities exchanges are generally valued at the closing values of such securities on the exchange where primarily traded. If no sale is reported, the latest bid price is generally used depending upon local custom or regulation.

 (2) Over-the-counter securities are priced at the last sales price or, if not available, at the average of the bid and asked prices at the time trading closes on the NYSE.

 (3) Debt securities purchased with maturities of 60 days or less are stated at amortized cost which approximates market value. Repurchase agreements are valued at cost.

 (4) Other debt securities may be valued each business day by a pricing service (the Service) approved by the Board of Directors. The Service uses the mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices those securities based on methods which include consideration of yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers in securities, and general market conditions.

 (5) Securities which cannot be valued by the methods set forth above, and all other assets, are valued in good faith at fair value using methods determined by the Manager under the general supervision of the Board of Directors.

Securities trading in foreign markets may not take place on all days on which the NYSE is open. Further, trading takes place in various foreign markets on days on which the NYSE is not open. The calculation of each Fund's NAV therefore may not take place contemporaneously with the determination of the prices of securities held by each Fund. Events affecting the values of portfolio securities that occur between the time their prices are determined and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the Fund's NAV, unless the Manager determines that the particular event would materially affect NAV. In such a case, the Fund's Manager, under the supervision of the Board of Directors, will use all relevant available information to determine a fair value for the affected portfolio securities.

              ADDITIONAL INFORMATION REGARDING REDEMPTION OF SHARES

The value of a shareholder's investment at the time of redemption may be more or less than the cost at purchase, depending on the value of the securities held in each Fund's portfolio. Requests for redemption which are subject to any special conditions, or which specify an effective date other than as provided herein, cannot be accepted. A gain or loss for tax purposes may be realized on the sale of shares, depending upon the price when redeemed.

      The Board of Directors may cause the redemption of an account with a balance of less than 10 shares of each Fund provided (1) the value of the account has been reduced, for reasons other than market action, below the minimum initial investment in the Fund at the time of the establishment of the account, (2) the account has remained below the minimum level for six months, and (3) 60 days' prior written notice of the proposed redemption has been sent to the shareholder. Shares will be redeemed at the NAV on the date fixed for redemption by the Board of Directors. Prompt payment will be made by mail to the last known address of the shareholder.

      The Company reserves the right to suspend the right of redemption or postpone the date of payment (1) for any periods during which the NYSE is closed, (2) when trading in the markets the Company normally utilizes is restricted, or an emergency exists as determined by the SEC so that disposal of the Company's investments or determination of its net asset value is not reasonably practicable, or (3) for such other periods as the SEC by order may permit for protection of the Company's shareholders.

      For the mutual protection of the investor and the Funds, a guarantee of signature may be required by the Company. If required, each signature on the account registration must be guaranteed. Signature guarantees are acceptable from FDIC member banks, brokers, dealers, municipal securities dealers, municipal securities brokers, government securities dealers, government securities brokers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations. A signature guarantee for active duty military personnel stationed abroad may be provided by an officer of the United States Embassy or Consulate, a staff officer of the Judge Advocate General, or an individual's commanding officer.

                                INVESTMENT PLANS

The following investment plans are made available by the Company to shareholders of each Fund. At the time you sign up for any of the following investment plans that utilize the electronic funds transfer service, you will choose the day of the month (the effective date) on which you would like to regularly purchase shares. When this day falls on a weekend or holiday, the electronic transfer will take place on the last business day before the effective date. You may terminate your participation in a plan at any time. Please call the Manager for details and necessary forms or applications.

Automatic Purchase of Shares

InveStart(R) - A low initial investment purchase plan. With this plan the regular minimum initial investment amount is waived if you make an initial investment as low as $100 in the Science & Technology Fund and $25 in the Young Investors Growth Fund with subsequent monthly additions of at least $50 in the Science & Technology Fund and $25 in the Young Investors Growth Fund through electronic funds transfer from a checking or savings account.

InvesTronic(R) - The regular purchase of additional shares through electronic funds transfer from a checking or savings account. You may invest as little as $50 per month.

Direct Purchase Service - The periodic purchase of shares through electronic funds transfer from an employer (including government allotments), an income-producing investment, or an account with a participating financial institution.

Automatic Purchase Plan - The periodic transfer of funds from a USAA money market fund to purchase shares in another non-money market USAA mutual fund. There is a minimum investment required for this program of $5,000 in the money market fund, with a monthly transaction minimum of $50.

Buy/Sell Service - The intermittent purchase or redemption of shares through electronic funds transfer to or from a checking or savings account.

      Participation in these automatic purchase plans will permit a shareholder to engage in dollar-cost averaging. For additional information concerning the benefits of dollar-cost averaging, see Appendix C.

Systematic Withdrawal Plan

If a shareholder in a single investment account (accounts in different Funds cannot be aggregated for this purpose) owns shares having a NAV of $5,000 or more, the shareholder may request that enough shares to produce a fixed amount of money be liquidated from the account monthly or quarterly. The amount of each withdrawal must be at least $50. Using the electronic funds transfer service, shareholders may choose to have withdrawals electronically deposited at their bank or other financial institution. They may also elect to have checks mailed to a designated address.

      Such a plan may be initiated by depositing shares worth at least $5,000 with the Transfer Agent and by completing a Systematic Withdrawal Plan application, which may be requested from the Manager. The shareholder may terminate participation in the plan at any time. There is no charge to the shareholder for withdrawals under the Systematic Withdrawal Plan. The Company will not bear any expenses in administering the plan beyond the regular transfer agent and custodian costs of issuing and redeeming shares. Any additional expenses of administering the plan will be borne by the Manager.

      Withdrawals will be made by redeeming full and fractional shares on the date selected by the shareholder at the time the plan is established. Withdrawal payments made under this plan may exceed dividends and distributions and, to this extent, will involve the use of principal and could reduce the dollar value of a shareholder's investment and eventually exhaust the account. Reinvesting dividends and distributions helps replenish the account. Because share values and net investment income can fluctuate, shareholders should not expect withdrawals to be offset by rising income or share value gains.

      Each redemption of shares may result in a gain or loss, which must be reported on the shareholder's income tax return. Therefore, a shareholder should keep an accurate record of any gain or loss on each withdrawal.

Tax-Deferred Retirement Plans

Federal taxes on current income may be deferred if an investor qualifies for certain types of retirement programs. For the convenience of the investor, the following plans are made available by the Manager: IRA (including SEP/IRA) and 403(b)(7) accounts. The minimum initial investment in each of these plans is $250 or minimum $100 with a minimum $50 monthly electronic investment. Subsequent investments of $50 or more per account may be made at any time. Investments may be made in one or any combination of the portfolios described in the Prospectus of each Fund of USAA Mutual Fund, Inc. and USAA Investment Trust (not available in the Growth and Tax Strategy Fund).

      Retirement plan applications for the IRA and 403(b)(7) programs should be sent directly to USAA Shareholder Account Services, 9800 Fredericksburg Rd., San Antonio, TX 78288. USAA Federal Savings Bank serves as Custodian for these tax-deferred retirement plans under the programs made available by the Manager. Applications for these retirement plans received by the Manager will be forwarded to the Custodian for acceptance.

      An administrative fee of $20 is deducted from the proceeds of a distribution closing an account. Exceptions to the fee are: partial distributions, total transfer within USAA, and distributions due to disability or death. This charge is subject to change as provided in the various agreements. There may be additional charges, as mutually agreed upon between the investor and the Custodian, for further services requested of the Custodian.

      Each employer or individual establishing a tax-deferred retirement plan is advised to consult with a tax adviser before establishing the plan. Detailed information about the plans may be obtained from the Manager.

                               INVESTMENT POLICIES

The section captioned Fund Investments in each Fund's Prospectus describes the fundamental investment objective and the investment policies applicable to each Fund and the following is provided as additional information.

Section 4(2) Commercial Paper and Rule 144A Securities

Each Fund may invest in commercial paper issued in reliance on the "private placement" exemption from registration afforded by Section 4(2) of the Securities Act of 1933 (Section 4(2) Commercial Paper). Section 4(2) Commercial Paper is restricted as to disposition under the federal securities laws; therefore, any resale of Section 4(2) Commercial Paper must be effected in a transaction exempt from registration under the Securities Act of 1933 (1933
Act). Section 4(2) Commercial Paper is normally resold to other investors through or with the assistance of the issuer or investment dealers who make a market in Section 4(2) Commercial Paper, thus providing liquidity.

      Each Fund may also purchase restricted securities eligible for resale to "qualified institutional buyers" pursuant to Rule 144A under the 1933 Act (Rule 144A Securities). Rule 144A provides a non-exclusive safe harbor from the registration requirements of the 1933 Act for resales of certain securities to institutional investors.

Liquidity Determinations

The Board of Directors has established guidelines pursuant to which Section 4(2) Commercial Paper, Rule 144A Securities, and certain restricted debt securities that are subject to unconditional put or demand features exercisable within seven days (Restricted Put Bonds) may be determined to be liquid for purposes of complying with the Funds' investment restrictions applicable to investments in illiquid securities. In determining the liquidity of Section 4(2) Commercial Paper and Rule 144A Securities, the Manager will consider the following factors, among others, established by the Board of Directors: (1) the frequency of trades and quotes for the security, (2) the number of dealers willing to purchase or sell the security and the number of other potential purchasers, (3) dealer undertakings to make a market in the security, and (4) the nature of the security and the nature of the marketplace trades, including the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transfer. In determining the liquidity of Restricted Put Bonds, the Manager will evaluate the credit quality of the party (the Put Provider) issuing (or unconditionally guaranteeing performance on) the unconditional put or demand feature of the Restricted Put Bond. In evaluating the credit quality of the Put Provider, the Manager will consider all factors that it deems indicative of the capacity of the Put Provider to meet its obligations under the Restricted Put Bond based upon a review of the Put Provider's outstanding debt and financial statements and general economic conditions.

      Certain foreign securities (including Eurodollar obligations) may be eligible for resale pursuant to Rule 144A in the United States and may also trade without restriction in one or more foreign markets. Such securities may be determined to be liquid based upon these foreign markets without regard to their eligibility for resale pursuant to Rule 144A. In such cases, these securities will not be treated as Rule 144A securities for purposes of the liquidity guidelines established by the Board of Directors.

Forward Currency Contracts

Each Fund may enter into forward currency contracts in order to protect against uncertainty in the level of future foreign exchange rates.

      A forward contract involves an agreement to purchase or sell a specific currency at a specified future date or over a specified time period at a price set at the time of the contract. These contracts are usually traded directly between currency traders (usually large commercial banks) and their customers. A forward contract generally has no deposit requirements, and no commissions are charged.

      Each Fund may enter into forward currency contracts under two circumstances. First, when the Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, it may desire to "lock in" the U.S. dollar price of the security. By entering into such a contract, the Fund will be able to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the foreign currency from the date the security is purchased or sold to the date on which payment is made or received. Second, when management of the Fund believes that the currency of a specific country may deteriorate relative to the U.S. dollar, it may enter into a forward contract to sell that currency. The Fund may not hedge with respect to a particular currency for an amount greater than the aggregate market value (determined at the time of making any sale of forward currency) of the securities held in its portfolio denominated or quoted in, or bearing a substantial correlation to, such currency.

      The use of forward contracts involves certain risks. The precise matching of contract amounts and the value of securities involved generally will not be possible since the future value of such securities in currencies more than likely will change between the date the contract is entered into and the date it matures. The projection of short-term currency market movements is extremely difficult and successful execution of a short-term hedging strategy is uncertain. Under normal circumstances, consideration of the prospect for currency parities will be incorporated into the longer term investment strategies. The Manager believes it is important, however, to have the flexibility to enter into such contracts when it determines it is in the best interest of a Fund to do so. It is impossible to forecast what the market value of portfolio securities will be at the expiration of a contract. Accordingly, it may be necessary for the Fund to purchase additional currency (and bear the expense of such purchase) if the market value of the security is less than the amount of currency a Fund is obligated to deliver, and if a decision is made to sell the security and make delivery of the currency. Conversely, it may be necessary to sell some of the foreign currency received on the sale of the portfolio security if its market value exceeds the amount of currency the Fund is obligated to deliver.

      Each Fund is not required to enter into such transactions and will not do so unless deemed appropriate by the Manager.

      Although each Fund values its assets each business day in terms of U.S. dollars, it does not intend to convert its foreign currencies into U.S. dollars on a daily basis. It will do so from time to time, and shareholders should be aware of currency conversion costs. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (spread) between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to the Fund at one rate, while offering a lesser rate of exchange should the Fund desire to resell that currency to the dealer.

Convertible Securities

Convertible securities are bonds, preferred stocks, and other securities that pay interest or dividends and offer the buyer the option of converting the security into common stock. The value of convertible securities depends partially on interest rate changes and the credit quality of the issuer. Because a convertible security affords an investor the opportunity, through its conversion feature, to participate in the capital appreciation of the underlying common stock, the value of convertible securities may also change based on the price of the common stock.

      The convertible securities in which each Fund will invest may be rated below investment grade as determined by Moody's Investors Service, Inc. (Moody's) or Standard & Poor's Ratings Group (S&P), or unrated but judged by the Manager to be of comparable quality (commonly called junk bonds). For a more complete description of debt ratings, see Appendix A. Such securities are deemed to be speculative and involve greater risk of default due to changes in interest rates, economic conditions, and the issuer's creditworthiness. As a result, their market prices tend to fluctuate more than higher-quality securities. During periods of general economic downturns or rising interest rates, issuers of such securities may experience financial difficulties which could affect their ability to make timely interest and principal payments. Each Fund's ability to timely and accurately value and dispose of lower quality securities may also be affected by the absence or periodic discontinuance of liquid trading markets.

                             INVESTMENT RESTRICTIONS

The following investment restrictions have been adopted by the Company for and are applicable to each Fund. These restrictions may not be changed for any given Fund without approval by the lesser of (1) 67% or more of the voting securities present at a meeting of the Fund if more than 50% of the outstanding voting securities of the Fund are present or represented by proxy or (2) more than 50% of the Fund's outstanding voting securities.

Each Fund may not:

 (1) With respect to 75% of its total assets, purchase the securities of any issuer (except U.S. Government Securities, as such term is defined in the 1940 Act) if, as a result, it would own more than 10% of the outstanding voting securities of such issuer or it would have more than 5% of the value of its total assets invested in the securities of such issuer.

 (2) Borrow money, except for temporary or emergency purposes in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings).

 (3) Concentrate its investments in any one industry although it may invest up to 25% of the value of its total assets in any one industry; provided, this limitation does not apply to securities issued or guaranteed by the U.S. Government and its agencies or instrumentalities.

 (4)  Issue senior securities, except as permitted under the 1940 Act.

 (5) Underwrite securities of other issuers, except to the extent that it may be deemed to act as a statutory underwriter in the distribution of any restricted securities or not readily marketable securities.

 (6) Lend any securities or make any loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, except that this limitation does not apply to purchases of debt securities or to repurchase agreements.

      With respect to each Fund's concentration policy as described above and in its Prospectus, the Manager uses industry classifications for industries based on categories established by Standard & Poor's Corporation (Standard & Poor's) for the Standard & Poor's 500 Composite Index, with certain modifications.
Because the Manager has determined that certain categories within, or in addition to, those set forth by Standard & Poor's have unique investment characteristics, additional industries are included as industry classifications.

Additional Restriction

The following restriction is not considered to be a fundamental policy of each Fund. This additional restriction may be changed by the Board of Directors of the Company without notice to or approval by the shareholders.

Each Fund may not:

 (1) Purchase any security while borrowings representing more than 5% of the Fund's total assets are outstanding.

                             PORTFOLIO TRANSACTIONS

The Manager, pursuant to the Advisory Agreement dated September 21, 1990, and subject to the general control of the Company's Board of Directors, places all orders for the purchase and sale of Fund securities. In executing portfolio transactions and selecting brokers and dealers, it is the Company's policy to seek the best overall terms available. The Manager shall consider such factors as it deems relevant, including the breadth of the market in the security, the financial condition and execution capability of the broker or dealer, and the reasonableness of the commission, if any, for the specific transaction or on a continuing basis. Securities purchased or sold in the over-the-counter market will be executed through principal market makers, except when, in the opinion of the Manager, better prices and execution are available elsewhere.

      In the allocation of brokerage business, preference may be given to those broker-dealers who provide research or other services to the Manager. Such research and other services may include, for example: advice concerning the value of securities, the advisability of investing in, purchasing, or selling securities, and the availability of securities or the purchasers or sellers of securities; analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and performance of accounts; and various functions incidental to effecting securities transactions, such as clearance and settlement. In return for such services, a Fund may pay to those brokers a higher commission than may be charged by other brokers, provided that the Manager determines in good faith that such commission is reasonable in terms of either that particular transaction or of the overall responsibility of the Manager to the Funds and its other clients. The receipt of research from broker-dealers that execute transactions on behalf of the Company may be useful to the Manager in rendering investment management services to other clients (including affiliates of the Manager), and conversely, such research provided by broker-dealers who have executed transaction orders on behalf of other clients may be useful to the Manager in carrying out its obligations to the Company. While such research is available to and may be used by the Manager in providing investment advice to all its clients (including affiliates of the Manager), not all of such research may be used by the Manager for the benefit of the Company. Such research and services will be in addition to and not in lieu of research and services provided by the Manager, and the expenses of the Manager will not necessarily be reduced by the receipt of such supplemental research. See The Company's Manager.

      Securities of the same issuer may be purchased, held, or sold at the same time by the Company for any or all of its Funds, or other accounts or companies for which the Manager acts as the investment adviser (including affiliates of the Manager). On occasions when the Manager deems the purchase or sale of a security to be in the best interest of the Company, as well as the Manager's other clients, the Manager, to the extent permitted by applicable laws and regulations, may aggregate such securities to be sold or purchased for the Company with those to be sold or purchased for other customers in order to obtain best execution and lower brokerage commissions, if any. In such event, allocation of the securities so purchased or sold, as well as the expenses incurred in the transaction, will be made by the Manager in the manner it considers to be most equitable and consistent with its fiduciary obligations to all such customers, including the Company. In some instances, this procedure may impact the price and size of the position obtainable for the Company.

Portfolio Turnover Rates

The rate of portfolio turnover will not be a limiting factor when the Manager deems changes in each Fund's portfolio appropriate in view of each Fund's investment objective. Although neither Fund will purchase or sell securities solely to achieve short-term trading profits, each Fund may sell portfolio securities without regard to the length of time held if consistent with each Fund's investment objective. A higher degree of portfolio activity will increase brokerage costs to a Fund.

      The portfolio turnover rate is computed by dividing the dollar amount of securities purchased or sold (whichever is smaller) by the average value of securities owned during the year. Short-term investments such as commercial paper and short-term U.S. Government securities are not considered when computing the turnover rate.

                          FURTHER DESCRIPTION OF SHARES

The Company is authorized to issue shares in separate series or Funds. Ten Funds have been established, two of which are described in this SAI. Under the Articles of Incorporation, the Board of Directors is authorized to create new Funds in addition to those already existing without shareholder approval.

      The assets of each Fund and all income, earnings, profits, and proceeds thereof, subject only to the rights of creditors, are specifically allocated to such Fund. They constitute the underlying assets of each Fund, are required to be segregated on the books of account, and are to be charged with the expenses of such Fund. Any general expenses of the Company not readily identifiable as belonging to a particular Fund are allocated on the basis of each Fund's relative net assets during the fiscal year or in such other manner as the Board determines to be fair and equitable. Each share of each Fund represents an equal proportionate interest in that Fund with every other share and is entitled to such dividends and distributions out of the net income and capital gains belonging to that Fund when declared by the Board.

      Under the provisions of the Bylaws of the Company, no annual meeting of shareholders is required. Thus, there will ordinarily be no shareholder meeting unless required by the 1940 Act. Under certain circumstances, however, shareholders may apply for shareholder information in order to obtain signatures to request a special shareholder meeting. Moreover, pursuant to the Bylaws of the Company, any Director may be removed by the affirmative vote of a majority of the outstanding Company shares; and holders of 25% or more of the outstanding shares of the Company can require Directors to call a meeting of shareholders for the purpose of voting on the removal of one or more Directors. On any matter submitted to the shareholders, the holder of each Fund share is entitled to one vote per share (with proportionate voting for fractional shares) regardless of the relative net asset values of the Fund's shares. However, on matters affecting an individual Fund, a separate vote of the shareholders of that Fund is required. Shareholders of a Fund are not entitled to vote on any matter which does not affect that Fund but which requires a separate vote of another Fund. Shares do not have cumulative voting rights, which means that holders of more than 50% of the shares voting for the election of Directors can elect 100% of the Company's Board of Directors, and the holders of less than 50% of the shares voting for the election of Directors will not be able to elect any person as a Director.

      Shareholders of a particular Fund might have the power to elect all of the Directors of the Company because that Fund has a majority of the total outstanding shares of the Company. When issued, each Fund's shares are fully paid and nonassessable, have no pre-emptive or subscription rights, and are fully transferable.
There are no conversion rights.

                               TAX CONSIDERATIONS

Each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). Accordingly, each Fund will not be liable for federal income taxes on its taxable net investment income and net capital gains (capital gains in excess of capital losses) that are distributed to shareholders, provided that each Fund distributes at least 90% of its net investment income and net short-term capital gain for the taxable year.

      To qualify as a regulated investment company, each Fund must, among other things, (1) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, or other income derived with respect to its business of investing in such stock, securities, or currencies (the 90% test), (2) derive in each taxable year less than 30% of its gross income from the sale or other disposition of stock or securities held less than three months (the 30% test), and (3) satisfy certain diversification requirements at the close of each quarter of the Fund's taxable year.

      The Code imposes a nondeductible 4% excise tax on a regulated investment company that fails to distribute during each calendar year an amount at least equal to the sum of (1) 98% of its taxable net investment income for the calendar year, (2) 98% of its capital gain net income for the twelve-month period ending on October 31, and (3) any prior amounts not distributed. Each Fund intends to make such distributions as are necessary to avoid imposition of the excise tax.

      Taxable distributions are generally included in a shareholder's gross income for the taxable year in which they are received. Dividends declared in October, November, or December and made payable to shareholders of record in such a month will be deemed to have been received on December 31, if the Fund pays the dividend during the following January. If a shareholder of a Fund receives a distribution taxable as long-term capital gain with respect to shares of a Fund and redeems or exchanges the shares before he has held them for more than six months, any loss on the redemption or exchanges that is less than or equal to the amount of the distribution will be treated as long-term capital loss.

                      DIRECTORS AND OFFICERS OF THE COMPANY

The Board of Directors of the Company consists of seven Directors. Set forth below are the Directors and officers of the Company, their respective offices and principal occupations during the last five years. Unless otherwise indicated, the business address of each is 9800 Fredericksburg Rd., San Antonio, TX 78288.

Robert G. Davis 1, 2
Director and Chairman of the Board of Directors
Age: 50

President, Chief Executive Officer, Director and Vice Chairman of the Board of Directors of USAA Capital Corporation and several of its subsidiaries and affiliates (12/96-present); Director, Vice Chairman, Executive Vice President, and Chief Operating Officer, USAA Financial Planning Network, Inc. (9/96-present); Special Assistant to Chairman, United Services Automobile Association (USAA) (6/96-12/96); President and Chief Executive Officer, Banc One Credit Corporation (12/95-6/96); and President and Chief Executive Officer, Banc One Columbus, (8/91-12/95). Mr. Davis also serves as a Trustee and Chairman of the Board of Trustees of USAA Investment Trust and USAA State Tax-Free Trust and as a Director and Chairman of the Boards of Directors of USAA Investment Management Company (IMCO), USAA Tax Exempt Fund, Inc., USAA Shareholder Account Services, USAA Federal Savings Bank and USAA Real Estate Company.

Michael J.C. Roth 1, 2
Director, President and Vice Chairman of the Board of Directors
Age: 55

Chief Executive Officer, IMCO (10/93-present); President, Director and Vice Chairman of the Board of Directors, IMCO (1/90-present). Mr. Roth serves as President, Trustee and Vice Chairman of the Boards of Trustees of USAA Investment Trust and USAA State Tax-Free Trust, as President, Director and Vice Chairman of the Boards of Directors of USAA Tax Exempt Fund, Inc. and USAA Shareholder Account Services, as Director of USAA Life Insurance Company and as Trustee and Vice Chairman of USAA Life Investment Trust.

John W. Saunders, Jr. 1, 2, 4
Director and Vice President
Age: 62

Senior Vice President, Investments, IMCO (10/85-present); Director, BHC Financial, Inc. and BHC Securities, Inc. (1/87-present). Mr. Saunders serves as Trustee and Vice President of USAA Investment Trust and USAA State Tax-Free Trust, Director and Vice President of USAA Tax Exempt Fund, Inc., Director of IMCO, as Senior Vice President of USAA Shareholder Account Services, and as Vice President of USAA Life Investment Trust.

Barbara B. Dreeben 3, 4, 5
200 Patterson #1008
San Antonio, TX  78209
Director
Age: 52

President, Postal Addvantage (7/92-present); Consultant, Nancy Harkins Stationer (8/91-12/95). Mrs. Dreeben serves as a Trustee of USAA Investment Trust and USAA State Tax-Free Trust and as a Director of USAA Tax Exempt Fund, Inc.

Howard L. Freeman, Jr. 2, 3, 4, 5
2710 Hopeton
San Antonio, TX  78230
Director
Age: 62

Retired. Assistant General Manager for Finance, San Antonio City Public Service Board (1976-1996). Mr. Freeman serves as a Trustee of USAA Investment Trust and USAA State Tax-Free Trust and as a Director of USAA Tax Exempt Fund, Inc.

Robert L. Mason, Ph.D. 3, 4, 5
12823 Queens Forest
San Antonio, TX  78230
Director
Age: 51

Manager, Statistical Analysis Section, Southwest Research Institute (8/75 - present). Dr. Mason serves as a Trustee of USAA Investment Trust and USAA State Tax-Free Trust and as a Director of USAA Tax Exempt Fund, Inc.

Richard A. Zucker 3, 4, 5
407 Arch Bluff
San Antonio, TX  78216
Director
Age: 54

Vice President, Beldon Roofing and Remodeling (1985-present). Mr. Zucker serves as a Trustee of USAA Investment Trust and USAA State Tax-Free Trust and as a Director of USAA Tax Exempt Fund, Inc.

Michael D. Wagner 1
Secretary
Age: 49

Vice President, Corporate Counsel, USAA (1982-present). Mr. Wagner has held various positions in the legal department of USAA since 1970 and serves as Vice President, Secretary and Counsel, IMCO and USAA Shareholder Account Services, Secretary, USAA Investment Trust, USAA State Tax-Free Trust, and USAA Tax Exempt Fund, Inc. and as Vice President, Corporate Counsel for various other USAA subsidiaries and affiliates.

Alex M. Ciccone 1
Assistant Secretary
Age: 47

Vice President, Compliance, IMCO (12/94-present); Vice President and Chief Operating Officer, Commonwealth Shareholder Services (6/94-11/94); and Vice President, Compliance, IMCO (12/91-5/94). Mr. Ciccone serves as Assistant
Secretary of USAA Investment Trust, USAA State Tax-Free Trust, and USAA Tax Exempt Fund, Inc.

Sherron A. Kirk 1
Treasurer
Age: 52

Vice President, Controller, IMCO (10/92-present); Vice President, Corporate Financial Analysis, USAA (9/92- 10/92); Assistant Vice President, Financial Plans and Support, USAA (8/91-9/92). Mrs. Kirk serves as Treasurer of USAA Investment Trust, USAA State Tax-Free Trust, and USAA Tax Exempt Fund, Inc., and as Vice President, Controller of USAA Shareholder Account Services.

Dean R. Pantzar 1
Assistant Treasurer
Age: 38

Executive Director, Mutual Fund Accounting, IMCO (10/95-present); Director, Mutual Fund Accounting, IMCO (12/94-10/95); Senior Manager, KPMG Peat Marwick LLP (7/88-12/94). Mr. Pantzar serves as Assistant Treasurer of USAA Investment Trust, USAA State Tax-Free Trust, and USAA Tax Exempt Fund, Inc.

-----------------
 1 Indicates those Directors and officers who are employees of the Manager or affiliated companies and are considered "interested persons" under the 1940 Act.
 2 Member of Executive Committee
 3 Member of Audit Committee
 4 Member of Pricing and Investment Committee
 5 Member of Corporate Governance Committee

      Between the meetings of the Board of Directors and while the Board is not in session, the Executive Committee of the Board of Directors has all the powers and may exercise all the duties of the Board of Directors in the management of the business of the Company which may be delegated to it by the Board. The Pricing and Investment Committee of the Board of Directors acts upon various investment-related issues and other matters which have been delegated to it by the Board. The Audit Committee of the Board of Directors reviews the financial statements and the auditors' reports and undertakes certain studies and analyses as directed by the Board. The Corporate Governance Committee of the Board of Directors maintains oversight of the organization, performance, and effectiveness of the Board and independent Directors.

      In addition to the previously listed Directors and/or officers of the Company who also serve as Directors and/or officers of the Manager, the following individuals are Directors and/or executive officers of the Manager:
Harry W. Miller, Senior Vice President, Investments (Equity); Carl W. Shirley, Senior Vice President, Insurance Company Portfolios; and John J. Dallahan, Senior Vice President, Investment Services. There are no family relationships among the Directors, officers, and managerial level employees of the Company or its Manager.

      The following table sets forth information describing the compensation of the current Directors of the Company for their services as Directors for the fiscal year ended July 31, 1996.

 Name                                  Aggregate             Total Compensation
   of                                 Compensation              from the USAA
Director                            from the Company         Family of Funds (c)
--------                            ------------------       ------------------
C. Dale Briscoe*                       $2,389                     $   9,700
George E. Brown *(a)                    7,885                        28,900
Barbara B. Dreeben                      6,885                        27,900
Howard L. Freeman, Jr.                  7,885                        28,900
M. Staser Holcomb**                      None (b)                      None (b)
Michael J.C. Roth                        None (b)                      None (b)
John W. Saunders, Jr.                    None (b)                      None (b)
Richard A. Zucker                       7,885                        28,900

----------------

  * Effective January 1, 1996, C. Dale Briscoe retired from the Board of Directors and effective December 31, 1996, George E. Brown retired from the Board of Directors.

 ** Effective December 1, 1996, Robert G. Davis replaced M. Staser Holcomb as Director and Chairman of the Board of Directors.

(a) The USAA Family of Funds has accrued deferred compensation for Mr. Brown in an amount (plus earnings thereon) of $21,525. The compensation was deferred by Mr. Brown pursuant to a non-qualified Deferred Compensation Plan, under which deferred amounts accumulate interest quarterly based on the annualized U.S. Treasury Bill rate in effect on the last day of the quarter. Amounts deferred and accumulated earnings thereon are not funded and are general unsecured liabilities of the USAA Funds until paid. The Deferred Compensation Plan was terminated in 1988 and no compensation has been deferred by any Director/Trustee of the USAA Family of Funds since the Plan was terminated.

(b) M. Staser Holcomb, Michael J.C. Roth, and John W. Saunders, Jr. are affiliated with the Company's investment adviser, IMCO, and, accordingly, receive no remuneration from the Company or any other Fund of the USAA Family of Funds.

(c) At July 31, 1996, the USAA Family of Funds consisted of four registered investment companies offering 33 individual funds. Each Director presently serves as a Director or Trustee of each investment company in the USAA Family of Funds. In addition, Michael J.C. Roth presently serves as a Trustee of USAA Life Investment Trust, a registered investment company advised by IMCO, consisting of five funds offered to investors in a fixed and variable annuity contract with USAA Life Insurance Company. Mr. Roth receives no compensation as Trustee of USAA Life Investment Trust.

      All of the above Directors are also Directors/Trustees of the other funds for which IMCO serves as investment adviser. No compensation is paid by any fund to any Director/Trustee who is a director, officer, or employee of IMCO or its affiliates. No pension or retirement benefits are accrued as part of fund expenses. The Company reimburses certain expenses of the Directors who are not affiliated with the investment adviser.

                              THE COMPANY'S MANAGER

As described in each Fund's Prospectus, USAA Investment Management Company is the Manager and investment adviser, providing services under the Advisory Agreement. The Manager was organized in May 1970 and has served as investment adviser and underwriter for USAA Mutual Fund, Inc. from its inception.

      In addition to managing the Company's assets, the Manager advises and manages the investments for USAA and its affiliated companies as well as those of USAA Tax Exempt Fund, Inc., USAA Investment Trust, and USAA State Tax-Free Trust, and USAA Life Investment Trust. As of the date of this SAI, total assets under management by the Manager were approximately $_____ billion, of which approximately $_____ billion were in mutual fund portfolios.

Advisory Agreement

Under the Advisory Agreement, the Manager provides an investment program, carries out the investment policy, and manages the portfolio assets for each Fund. The Manager is authorized, subject to the control of the Board of Directors of the Company, to determine the selection, amount, and time to buy or sell securities for each Fund. In addition to providing investment services, the Manager pays for office space, facilities, business equipment, and accounting services (in addition to those provided by the Custodian) for the Company. The Manager compensates all personnel, officers, and Directors of the Company if such persons are also employees of the Manager or its affiliates. For these services under the Advisory Agreement, the Company has agreed to pay the Manager a fee computed as described under Fund Management in each Fund's Prospectus. Management fees are computed and accrued daily and are payable monthly.

      Except for the services and facilities provided by the Manager, each Fund pays all other expenses incurred in its operation. Expenses for which each Fund is responsible includes taxes (if any), brokerage commissions on portfolio transactions (if any), expenses of issuance and redemption of shares, charges of transfer agents, custodians and dividend disbursing agents, costs of preparing and distributing proxy material, costs of printing and engraving stock certificates, auditing and legal expenses, certain expenses of registering and qualifying shares for sale, fees of Directors who are not interested persons (not affiliated) of the Manager, costs of typesetting, printing and mailing the Prospectus, SAI and periodic reports to existing shareholders, and any other charges or fees not specifically enumerated. The Manager pays the cost of printing and mailing copies of the Prospectus, the SAI, and reports to prospective shareholders.

      The Advisory Agreement will remain in effect until June 30, 1998, for each Fund and will continue in effect from year to year thereafter for each such Fund as long as it is approved at least annually by a vote of the outstanding voting securities of such Fund (as defined by the 1940 Act) or by the Board of Directors (on behalf of such Fund) including a majority of the Directors who are not interested persons of the Manager or (otherwise than as Directors) of the Company, at a meeting called for the purpose of voting on such approval. The Advisory Agreement may be terminated at any time by either the Company or the Manager on 60 days' written notice. It will automatically terminate in the event of its assignment (as defined in the 1940 Act).

Underwriter

The Company has an agreement with the Manager for exclusive underwriting and distribution of each Fund's shares on a continuing best efforts basis. This agreement provides that the Manager will receive no fee or other compensation for such distribution services.

Transfer Agent

The Transfer Agent performs transfer agent services for the Company under a Transfer Agency Agreement. Services include maintenance of shareholder account records, handling of communications with shareholders, distribution of Fund dividends, and production of reports with respect to account activity for shareholders and the Company. For its services under the Transfer Agency Agreement, USAA Shareholder Account Services is paid an annual fixed fee per account of $23.50 by each Fund. This fee is subject to change at any time.

      The fee to the Transfer Agent includes processing of all transactions and correspondence. Fees are billed on a monthly basis at the rate of one-twelfth of the annual fee. In addition, each Fund pays all out-of-pocket expenses of the Transfer Agent and other expenses which are incurred at the specific direction of the Company.

                               GENERAL INFORMATION

Custodian

State Street Bank and Trust Company, P.O. Box 1713, Boston, MA 02105, is the Company's Custodian. The Custodian is responsible for, among other things, safeguarding and controlling the Company's cash and securities, handling the receipt and delivery of securities, and collecting interest on the Company's investments.

Counsel

Goodwin, Procter & Hoar LLP, Exchange Place, Boston, MA 02109, will review certain legal matters for the Company in connection with the shares offered by the Prospectus.

Independent Auditors

KPMG Peat Marwick LLP, 112 East Pecan, Suite 2400, San Antonio, TX 78205, is the Company's independent auditor. In this capacity, the firm is responsible for auditing the annual financial statements of each Fund and reporting thereon.

                         CALCULATION OF PERFORMANCE DATA

Information regarding total return of each Fund is provided under Performance Information in its Prospectus. See Valuation of Securities herein for a discussion of the manner in which the Funds' price per share is calculated.

Total Return

Each Fund may advertise performance in terms of average annual total return for 1-, 5-, and 10-year periods, or for such lesser periods as the Fund has been in existence. Average annual total return is computed by finding the average annual compounded rates of return over the periods that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                                 P(1 + T)n = ERV

     Where:     P  =  a hypothetical initial payment of $1,000
                T  =  average annual total return
                n  =  number of years
             ERV   =  ending redeemable value of a hypothetical $1,000 payment made at the beginning of the 1-, 5-, or 10-year periods at the end of the year or period

      The calculation assumes any charges are deducted from the initial $1,000 payment and assumes all dividends and distributions by the Fund are reinvested at the price stated in the Prospectus on the reinvestment dates during the period, and includes all recurring fees that are charged to all shareholder accounts.

               APPENDIX A - LONG-TERM AND SHORT-TERM DEBT RATINGS

1.   Long-Term Debt Ratings:

Moody's Investors Service, Inc. (Moody's)

Aaa Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Standard & Poor's Ratings Group (S&P)

AAA Debt rated AAA has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

AA Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

A Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

BB Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating.

B Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating.

CCC Debt rated CCC has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

CC The rating CC typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating.

C The rating C typically is applied to debt subordinated to senior debt which is assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

CI The rating CI is reserved for income bonds on which no interest is being paid.

D Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

Plus (+) or Minus (-): The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Fitch Investors Service, Inc. (Fitch)

AAA Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+.

A Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

Plus (+) Minus(-) Plus and minus signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in the AAA category.

Duff & Phelps (D&P)

AAA Highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt.

AA High credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.

A Protection factors are average but adequate. However, risk factors are more variable and greater in periods of economic stress.

BBB Below-average protection factors but still considered sufficient for prudent investment. Considerable variability in risk during economic cycles.

2.   Short-Term Debt Ratings:

Moody's Taxable Debt

Prime-1 Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:

  o    Leading market positions in well-established industries.
  o    High rates of return on funds employed.
  o Conservative capitalization structure with moderate reliance on debt and ample asset protection.
  o Broad margins in earnings coverage of fixed financial charges and high internal cash generation.
  o Well-established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2 Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Prime-3 Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

Moody's Municipal

MIG 1/VMIG 1           This designation denotes best quality.  There is present
                       strong protection by established cash flows, superior liquidity support or demonstrated broadbased access to the market for refinancing.

MIG 2/VMIG 2           This designation denotes high quality.  Margins of
                       protection are ample although not so large as in the preceding group.

MIG 3/VMIG 3           This designation denotes favorable quality.  All security
                       elements are accounted for but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

MIG 4/VMIG 4           This designation denotes adequate quality.  Protection
                       commonly regarded as required of an investment security is present and although not distinctly or predominantly speculative, there is specific risk.

S&P Commercial Paper

A-1 This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus (+) sign designation.

A-2 Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

A-3 Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

S&P Notes

SP-1 Strong capacity to pay principal and interest. Issues determined to possess very strong characteristics are given a plus (+) designation.

SP-2 Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

Fitch

F-1+ Exceptionally strong credit quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F-1 Very strong credit quality. Issues assigned this rating reflect an assurance for timely payment only slightly less in degree than issues rated F-1+.

F-2 Good credit quality. Issues assigned this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned F-1+ and F-1 ratings.

F-3 Fair credit quality. Issues assigned this rating have characteristics suggesting that the degree of assurance for timely payment is adequate; however, near-term adverse changes could cause these securities to be rated below investment grade.

Duff & Phelps Inc.

D-1+ Highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or ready access to alternative sources of funds, is outstanding, and safety is just below risk-free U.S. Treasury short-term obligations.

D-1 Very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are minor.

D-1- High certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small.

D-2 Good certainty of timely payment. Liquidity factors and company fundamentals are sound. Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good. Risk factors are small.

D-3 Satisfactory liquidity and other protection factors qualify issues as to investment grade. Risk factors are larger and subject to more variation. Nevertheless, timely payment is expected.

Thompson BankWatch, Inc.

TBW-1 The highest category; indicates a very high likelihood that principal and interest will be paid on a timely basis.

TBW-2 The second highest category; while the degree of safety regarding timely repayment of principal and interest is strong, the relative degree of safety is not as high as for issues rated TBW-1.

TBW-3 The lowest investment grade category; indicates that while the obligation is more susceptible to adverse developments (both internal and external) than those with higher ratings, the capacity to service principal and interest in a timely fashion is considered adequate.

IBCA Inc.

A1        Obligations  supported by the highest  capacity for timely  repayment.
          Where issues possess a particularly strong credit feature, a rating of A1+ is assigned.

A2 Obligations supported by a satisfactory capacity for timely repayment although such capacity may be susceptible to adverse changes in business, economic or financial conditions.

A3        Obligations  supported by an adequate  capacity for timely  repayment.
          Such capacity is more susceptible to adverse changes in business, economic or financial conditions than for obligations in higher categories.

B Obligations for which the capacity for timely repayment is susceptible to adverse changes in business, economic, or financial conditions.

C Obligations for which there is a high risk of default or which are currently in default.

                APPENDIX B - COMPARISON OF PORTFOLIO PERFORMANCE

Occasionally, we may make comparisons in advertising and sales literature between each Fund contained in this SAI and other Funds in the USAA Family of Funds. These comparisons may include such topics as risk and reward, investment objectives, investment strategies, and performance.

      Fund performance also may be compared to the performance of broad groups of mutual funds with similar investment goals or unmanaged indexes of comparable securities. Evaluations of Fund performance made by independent sources may also be used in advertisements concerning the Fund, including reprints of, or selections from, editorials or articles about the Fund. Each Fund or its performance may also be compared to products and services not constituting securities subject to registration under the 1933 Act such as, but not limited to, certificates of deposit and money market accounts. Sources for performance information and articles about each Fund may include the following:

AAII Journal, a monthly association magazine for members of the American Association of Individual Investors.

Arizona Republic, a newspaper which may cover financial and investment news.

Austin American-Statesman, a newspaper which may cover financial news.

Bank Rate Monitor, a service which publishes rates on various bank products such as CDS, MMDAs and credit cards.

Barron's, a Dow Jones and Company, Inc. business and financial weekly that periodically reviews mutual fund performance data.

Business Week, a national business weekly that periodically reports the performance rankings and ratings of a variety of mutual funds.

Chicago Tribune, a newspaper which may cover financial news.

Consumer Reports, a monthly magazine which from time to time reports on companies in the mutual fund industry.

Dallas Morning News, a newspaper which may cover financial news.

Denver Post, a newspaper which may quote financial news.

Financial Planning, a monthly magazine which may periodically review mutual fund companies.

Financial Services Week, a weekly newspaper which covers financial news.

Financial World, a monthly magazine that periodically features companies in the mutual fund industry.

Forbes,  a  national  business   publication  that   periodically   reports  the
performance of companies in the mutual fund industry.

Fortune, a national business publication that periodically rates the performance of a variety of mutual funds.

Fund Action, a mutual fund news report.

Houston Chronicle, a newspaper which may cover financial news.

Houston Post, a newspaper which may cover financial news.

IBC/Donoghue's Moneyletter, a biweekly newsletter which covers financial news and from time to time rates specific mutual funds.

IBC's Money Market Insight, a monthly money market industry analysis prepared by IBC USA, Inc.

Income and Safety, a monthly newsletter that rates mutual funds.

InvesTech, a bimonthly investment newsletter.

Investment Advisor, a monthly publication directed primarily to the advisor community; includes ranking of mutual funds using a proprietary methodology.

Investment  Company  Institute,   the  national   association  of  the  American
investment company industry.

Investor's Business Daily, a newspaper which covers financial news.

Kiplinger's Personal Finance Magazine, a monthly investment advisory publication that periodically features the performance of a variety of securities.

Lipper Analytical Services, Inc.'s Fixed Income Fund Performance Analysis, a monthly publication of industry-wide mutual fund performance averages by type of fund.

Lipper Analytical Services, Inc.'s Mutual Fund Performance Analysis, a monthly publication of industry-wide mutual fund averages by type of fund.

Los Angeles Times, a newspaper which may cover financial news.

Louis Rukeyser's Wall Street, a publication for investors.

Medical Economics, a monthly magazine providing information to the medical profession.

Money, a monthly magazine that features the performance of both specific funds and the mutual fund industry as a whole.

Money Fund Report, a weekly publication of the Donoghue Organization, Inc., reporting on the performance of the nation's money market funds, summarizing money market fund activity, and including certain averages as performance benchmarks, specifically "Donoghue's Taxable First Tier Fund Average."

Morningstar 5 Star Investor, a monthly newsletter which covers financial news and rates mutual funds by Morningstar, Inc. (a data service which tracks open-end mutual funds).

Mutual Fund Forecaster, a monthly newsletter that ranks mutual funds.

Mutual Fund Investing, a newsletter covering mutual funds.

Mutual Fund Performance Report, a monthly publication of mutual fund performance and rankings, produced by Morningstar, Inc.

Mutual Funds Magazine, a monthly publication reporting on mutual fund investing.

Mutual Fund Source Book, an annual publication produced by Morningstar, Inc. which describes and rates mutual funds.

Mutual  Fund  Values,   a  biweekly   guidebook  to  mutual  funds  produced  by
Morningstar, Inc.

Newsweek, a national business weekly.

New York Times, a newspaper which may cover financial news.

No Load Fund Investor, a newsletter covering companies in the mutual fund industry.

Personal Investor, a monthly magazine which from time to time features mutual fund companies and the mutual fund industry.

San Antonio Business Journal, a weekly newspaper that periodically covers mutual fund companies as well as financial news.

San Antonio Express-News, a newspaper which may cover financial news.

San Francisco Chronicle, a newspaper which may cover financial news.

Smart Money, a monthly magazine featuring news and articles on investing and mutual funds.

USA Today, a newspaper which may cover financial news.

U.S. News and World Report, a national business weekly that periodically reports mutual fund performance data.

Wall Street Journal, a Dow Jones and Company, Inc. newspaper which covers financial news.

Washington Post, a newspaper which may cover financial news.

Weisenberger Mutual Funds Investment Report, a monthly newsletter that reports on both specific mutual fund companies and the mutual fund industry as a whole.

Worth, a magazine which covers financial and investment subjects including mutual funds.

Your Money, a monthly magazine directed toward the novice investor.

      Among the organizations cited above, Lipper Analytical Services, Inc.'s tracking results may be used. A Fund will be compared to Lipper's appropriate fund category according to fund objective and portfolio holdings. The Science & Technology Fund will be compared to funds in Lipper's science and technology funds category. The Young Investors Growth Fund will be compared to funds in Lipper's growth funds category. Footnotes in advertisements and other marketing literature will include the time period applicable for any ranking used.

      For comparative purposes, unmanaged indexes of comparable securities or economic data may be cited.

Examples include the following:

 - Ibbotson Associates, Inc., Stocks, Bonds, Bills, and Inflation Yearbook.

 - Lehman Brothers 1-3 year Government/Corporate Index is an unmanaged index of all the government, agency, and corporate bonds longer than one year and less than three years.

 -  Lehman  Brothers   Aggregate  Bond  Index  is  an  unmanaged  index  of  the
Government/Corporate Index, the Mortgage Backed Securities Index, and the Asset-Backed Securities Index.

 - NASDAQ Industrials, a composite index of approximately 3000 unmanaged securities of industrial corporations traded over the counter.

 - Russell 2000(R) Index is an index which consists of the 2,000 smallest companies in the Russell 3000(R) Index, a widely regarded small cap index.

 - S&P 500 Index, a broadbased composite unmanaged index that represents the average performance of a group of 500 widely held, publicly traded stocks.

      Other sources for total return and other performance data which may be used by a Fund or by those publications listed previously are Morningstar, Inc., Schabaker Investment Management, and Investment Company Data, Inc. These are services that collect and compile data on mutual fund companies.

                       APPENDIX C - DOLLAR-COST AVERAGING

Dollar-cost averaging is a systematic investing method which can be used by investors as a disciplined technique for investing. A fixed amount of money is invested in a security (such as a stock or mutual fund) on a regular basis over a period of time, regardless of whether securities markets are moving up or down.

      This practice reduces average share costs to the investor who acquires more shares in periods of lower securities prices and fewer shares in periods of higher prices.

      While dollar-cost averaging does not assure a profit or protect against loss in declining markets, this investment strategy is an effective way to help calm the effect of fluctuations in the financial markets. Systematic investing involves continuous investment in securities regardless of fluctuating price levels of such securities. Investors should consider their financial ability to continue purchases through periods of low and high price levels.

      As the following chart illustrates, dollar-cost averaging tends to keep the overall cost of shares lower. This example is for illustration only, and different trends would result in different average costs.


                         HOW DOLLAR-COST AVERAGING WORKS

                      $100 Invested Regularly for 5 Periods

                                  Market Trend
 -------------------------------------------------------------------------------

                            Down                    Up              Mixed
               -----------------------------------------------------------------
               Share     Shares       Share       Shares      Share    Shares
Investment     Price     Purchased    Price       Purchased   Price    Purchased
               -------------------    ---------------------   ------------------
   $100           10       10           6          16.67        10      10
    100            9       11.1         7          14.29         9      11.1
    100            8       12.5         7          14.29         8      12.5
    100            8       12.5         9          11.1          9      11.1
    100            6       16.67       10          10           10      10
   ----           --       ----        --          ----        ---      ---
   $500        ***41       62.77    ***39          66.35     ***46      54.7
              *Avg. Cost:  $7.97       *Avg. Cost: $7.54   *Avg. Cost:  $9.14
                           -----                   -----                -----
          **Avg. Price:    $8.20      **Avg. Price:$7.80  **Avg Price:  $9.20
                           -----                   -----                -----

                * Average Cost is the total amount invested divided by number of shares purchased.
               ** Average Price is the sum of the prices paid divided by number of purchases.
              *** Cumulative total of share prices used to compute average prices.


30229-08297

                             USAA MUTUAL FUND, INC.


PART C.       OTHER INFORMATION
              -----------------

Item 24.      Financial Statements and Exhibits
              ---------------------------------

        (a)   Financial Statements:

              Financial  Statements  included in Parts A and B (Prospectuses and
              Statement  of  Additional   Information)   of  this   Registration
              Statement:


              With respect to the Science & Technology Fund and the Young Investors Growth Fund, the Unaudited Financial Statements to be included in Part B will be filed by amendment.


        (b)   Exhibits:

Exhibit No.      Description of Exhibits
-----------      -----------------------


     1  (a)      Articles of Incorporation dated October 10, 1980 (1)
        (b)      Articles of Amendment dated January 14, 1981 (1)
        (c)      Articles Supplementary dated July 28, 1981 (1)
        (d)      Articles Supplementary dated November 3, 1982 (1)
        (e)      Articles of Amendment dated May 18, 1983 (1)
        (f)      Articles Supplementary dated August 8, 1983 (1)
        (g)      Articles Supplementary dated July 27, 1984 (1)
        (h)      Articles Supplementary dated November 5, 1985 (1)
        (i)      Articles Supplementary dated January 23, 1987 (1)
        (j)      Articles Supplementary dated May 13, 1987 (1)
        (k)      Articles Supplementary dated January 25, 1989 (1)
        (l)      Articles Supplementary dated May 2, 1991 (1)
        (m)      Articles Supplementary dated November 14, 1991 (1)
        (n)      Articles Supplementary dated April 14, 1992 (1)
        (o)      Articles Supplementary dated November 4, 1992 (1)
        (p)      Articles Supplementary dated March 23, 1993 (1)
        (q)      Articles Supplementary dated May 5, 1993 (1)
        (r)      Articles Supplementary dated November 8, 1993 (1)
        (s)      Articles Supplementary dated January 18, 1994 (1)
        (t)      Articles Supplementary dated November 9, 1994 (1)
        (u)      Articles Supplementary dated November 8, 1995 (2)
        (v)      Articles Supplementary dated February 6, 1996 (3)
        (w)      Articles Supplementary dated March 12, 1996 (4)
        (x)      Articles Supplementary dated November 13, 1996 (7)
        (y)      Articles Supplementary dated May 9, 1997 (filed herewith)


     2           Bylaws, as amended March 12, 1996 (4)

     3           Voting trust agreement - Not Applicable

     4           Specimen certificates for shares of
        (a)      Growth Fund (1)
        (b)      Income Fund (1)
        (c)      Money Market Fund (1)
        (d)      Aggressive Growth Fund (1)

Exhibit No.      Description of Exhibits
-----------      -----------------------

        (e)      Income Stock Fund (1)
        (f)      Growth & Income Fund (1)
        (g)      Short-Term Bond Fund (1)
        (h)      S&P 500 Index Fund (4)
        (i)      Form of Science & Technology Fund (filed herewith)
        (j)      Form of Young Investors Growth Fund (filed herewith)

     5  (a)      Advisory Agreement dated September 21, 1990 (1)
        (b) Letter Agreement dated June 1, 1993 adding Growth & Income Fund and Short-Term Bond Fund (1)
        (c) Management Agreement dated May 1, 1996 with respect to the S&P 500 Index Fund (5)
        (d) Administration Agreement dated May 1, 1996 with respect to the S&P 500 Index Fund (5)
        (e)      Letter Agreement to the Management Agreement dated May 1,
                  1996 with respect to the S&P 500 Index Fund (5)
      (f)        Amendment to Administration Agreement dated May 1, 1997 with respect to the S&P 500 Index Fund (7)
      (g)        Form of Letter Agreement adding the Science & Technology Fund and Young Investors Growth Fund (filed herewith)

     6  (a)      Underwriting Agreement dated July 25, 1990 (1)
        (b)      Letter Agreement dated June 1, 1993 adding Growth & Income
                  Fund and Short-Term Bond Fund (1)
        (c)      Letter Agreement dated May 1, 1996 adding S&P 500 Index Fund(5)
        (d) Form of Letter Agreement adding Science & Technology Fund and Young Investors Growth Fund (filed herewith)

     7           Not Applicable


     8  (a)      Custodian Agreement dated November 3, 1982 (1)
        (b)      Letter Agreement dated April 20, 1987 adding Income Stock Fund
                  (1)
        (c)      Amendment No. 1 to the Custodian Contract dated October 30,
                  1987 (1)
        (d)      Amendment to the Custodian Contract dated November 3, 1988 (1)
        (e)      Amendment to the Custodian Contract dated February 6, 1989 (1)
        (f)      Amendment to the Custodian Contract dated November 8, 1993 (1)
        (g) Letter Agreement dated June 1, 1993 adding Growth & Income Fund and Short-Term Bond Fund (1)
        (h)      Subcustodian Agreement dated March 24, 1994 (3)
        (i)      Custodian Agreement dated May 1, 1996 with respect to the
                  S&P 500 Index Fund (5)
        (j) Subcustodian Agreement dated May 1, 1996 with respect to the S&P 500 Index Fund (5)
        (k) Letter Agreement to the Custodian Agreement dated May 1, 1996 with respect to the S&P 500 Index Fund (5)
        (l)      Amendment to Custodian Contract dated May 13, 1996 (5)
        (m) Form of Letter Agreement to the Custodian Agreement with respect to the Science & Technology Fund and Young Investors Growth Fund (filed herewith)

     9  (a)      Articles of Merger dated January 30, 1981 (1)
        (b)      Transfer Agency Agreement dated January 23, 1992 (1)
        (c) Letter Agreement dated June 1, 1993 to Transfer Agency Agreement adding Growth & Income Fund and Short-Term Bond Fund (1)

Exhibit No.      Description of Exhibits
-----------      -----------------------

        (d) Amendments dated May 3, 1995 to the Transfer Agency Agreement Fee Schedules for Growth Fund, Aggressive Growth Fund, Income Fund, Growth & Income Fund, Income Stock Fund, Money Market Fund, and Short-Term Bond Fund (1)
        (e) Amendment No. 1 to Transfer Agency Agreement dated November 14, 1995 (2)
        (f) Third Party Feeder Fund Agreement dated May 1, 1996 with respect to the S&P 500 Index Fund (5)
        (g) Letter Agreement to Transfer Agency Agreement dated May 1, 1996 adding S&P 500 Index Fund (5)
        (h)      Transfer Agency Agreement Fee Schedule dated May 1, 1996
                  for S&P 500 Index Fund (5)
        (i) Master Revolving Credit Facility Agreement with USAA Capital Corporation dated January 14, 1997 (7)
        (j) Master Revolving Credit Facility Agreement with NationsBank of Texas dated January 15, 1997 (7)
        (k) Form of Letter Agreement to Transfer Agency Agreement adding Science & Technology Fund and Young Investors Growth Fund (filed herewith)
        (l) Form of Transfer Agency Agreement Fee Schedule for Science & Technology Fund (filed herewith)
        (m) Form of Transfer Agency Agreement Fee Schedule for Young Investors Growth Fund (filed herewith)

   10   (a)      Opinion of Counsel with respect to the Growth Fund, Income
                  Fund, Money Market Fund, Income Stock Fund, Growth &
                  Income Fund, and Short-Term Bond Fund (2)
        (b)      Opinion of Counsel with respect to the S&P 500 Index Fund (3)
        (c)      Consent of Counsel with respect to the S&P 500 Index Fund (7)
        (d)      Opinion and Consent of Counsel with respect to the Aggressive
                   Growth Fund (6)
        (e) Consent of Counsel with respect Growth Fund, Income Fund, Money Market Fund, Income Stock Fund, Growth & Income Fund, and Short-Term Bond Fund (6)
        (f) Opinion and Consent of Counsel with respect to the Science & Technology Fund and Young Investors Growth Fund
                  (filed herewith)

   11            Not Applicable


   12            Financial Statements omitted from prospectus - Not Applicable


   13   (a)      Subscription and Investment Letter for Growth & Income Fund
                  and Short-Term Bond Fund (1)
        (b)      Subscription and Investment Letter for S&P 500 Index Fund (5)
        (c) Form of Subscription and Investment Letter for Science & Technology Fund and Young Investors Growth Fund
                  (filed herewith)


   14            Prototype Plans
        (a)      USAA INVESTMENT MANAGEMENT COMPANY IRA Handbook (1)
        (b)      USAA INVESTMENT MANAGEMENT COMPANY SEP-IRA Handbook (1)
        (c)      USAA INVESTMENT MANAGEMENT COMPANY 403(b)(7) Handbook (1)

   15            12b-1 Plans - Not Applicable

   16            Schedule for Computation of Performance Quotation (1)


   17            Financial Data Schedule - Not Applicable

Exhibit No.      Description of Exhibits
-----------      -----------------------

   18            Plan Adopting Multiple Classes of Shares - Not Applicable


   19            Powers of Attorney
        (a)      Powers of Attorney for Michael J.C. Roth, Sherron A. Kirk, John
                  W. Saunders, Jr., George E. Brown, Howard L. Freeman, Jr., and Richard A. Zucker dated November 8, 1993 (1)
        (b)      Power of Attorney for Barbara B. Dreeben dated September 12,
                  1995 (1)
        (c) With respect to the S&P 500 Index Fund, Powers of Attorney for Ronald M. Petnuch, Philip W. Coolidge, Charles P. Biggar,
                  S. Leland Dill, and Philip Saunders, Jr., Trustees of the Equity 500 Index Portfolio, dated September 30, 1996 (7)
        (d)      Power of Attorney for Robert G. Davis (7)
        (e)      Power of Attorney for Robert L. Mason (7)



(1) Previously filed with Post-Effective Amendment No. 38 of the Registrant (No. 2-49560) filed with the Securities and Exchange Commission on September 29, 1995.

(2) Previously filed with Post-Effective Amendment No. 39 of the Registrant (No. 2-49560) filed with the Securities and Exchange Commission on November 21, 1995.

(3) Previously filed with Post-Effective Amendment No. 40 of the Registrant (No. 2-49560) filed with the Securities and Exchange Commission on February 15, 1996.

(4) Previously filed with Post-Effective Amendment No. 41 of the Registrant (No. 2-49560) filed with the Securities and Exchange Commission on April 26, 1996.

(5) Previously filed with Post-Effective Amendment No. 42 of the Registrant (No. 2-49560) filed with the Securities and Exchange Commission on September 11, 1996.

(6) Previously filed with Post-Effective Amendment No. 43 of the Registrant (No. 2-49560) filed with the Securities and Exchange Commission on October 1, 1996.


(7) Previously filed with Post-Effective Amendment No. 44 of the Registrant (No. 2-49560) filed with the Securities and Exchange Commission on April 21, 1997.

Item 25.      Persons Controlled by or Under Common Control with Registrant
              -------------------------------------------------------------

              Information pertaining to persons controlled by or under common control with Registrant is hereby incorporated by reference to the section captioned "Management of the Company" in the Prospectus and the section captioned "Directors and Officers of the Company" in the Statement of Additional Information.

Item 26.      Number of Holders of Securities
              -------------------------------

              Set forth below are the number of record holders, as of February 28, 1997, of each class of securities of the Registrant.

                    Title of Class                   Number of Record Holders
                    --------------                   ------------------------

                  Aggressive Growth Fund                      70,777
                  Growth Fund                                 93,409
                  Income Stock Fund                          106,619
                  Income Fund                                 66,943
                  Money Market Fund                          125,704
                  Growth & Income Fund                        45,689
                  Short-Term Bond Fund                         8,029
                  S&P 500 Index Fund                          12,921

Item 27.      Indemnification
              ---------------

              Protection for the liability of the adviser and underwriter and for the officers and directors of the Registrant is provided by two methods:

        (a) The Director and Officer Liability Policy. This policy covers all losses incurred by the Registrant, its adviser and its underwriter from any claim made against those entities or persons during the policy period by any shareholder or former shareholder of the Fund by reason of any alleged negligent act, error or omission committed in connection with the administration of the investments of said Registrant or in connection with the sale or redemption of shares issued by said Registrant.

        (b) Statutory Indemnification Provisions. Under Section 2-418 of the Maryland General Corporation Law, the Registrant is authorized to indemnify any past or present director, officer, agent or employee against judgments, penalties, fines, settlements and reasonable expenses actually incurred by him in connection with any proceeding in which he is a party by reason of having served as a director, officer, agent or employee, if he acted in good faith and reasonably believed that, (i) in the case of conduct in his official capacity with the Registrant, that his conduct was in the best interests of the Registrant, or (ii) in all other cases, that his conduct was at least not opposed to the best interests of the Registrant. In the case of any criminal proceeding, said director, officer, agent or employee must in addition have had no reasonable cause to believe that his conduct was unlawful. In the case of a proceeding by or in the right of the Registrant, indemnification may only be made against reasonable expenses and may not be made in respect of any proceeding in which the director, officer, agent or employee shall have been adjudged to be liable to the Registrant. The termination of any proceeding by judgment, order, settlement, conviction, or upon a plea of nolo contendere or its equivalent creates a rebuttable presumption that the director, officer, agent or employee did not meet the requisite standard of conduct for indemnification. No indemnification may be made in respect of any proceeding charging improper personal benefit to the director, officer, agent or employee whether or not involving action in such person's official capacity, if such person was adjudged to be liable on the basis that improper personal benefit was received. If such director, officer, agent or employee is successful, on the merits or otherwise, in defense of any such proceeding against him, he shall be indemnified against the reasonable expenses incurred by him (unless such indemnification is limited by the Registrant's charter, which it is not). Additionally, a court of appropriate jurisdiction may order indemnification in certain circumstances even if the appropriate standard of conduct set forth above was not met.

              Indemnification may not be made unless authorized in the specific case after determination that the applicable standard of conduct has been met. Such determination shall be made by either: (i) the board of directors by either (x) a majority vote of a quorum consisting of directors not parties to the proceeding or (y) if such a quorum cannot be obtained, then by a majority vote of a committee of the board consisting solely of two or more directors not at the time parties to such proceeding who were duly designated to act in the matter by a majority vote of the full board in which the designated directors who are parties may participate; (ii) special legal counsel selected by the board of directors or a committee of the board by vote as set forth in (i) above, or, if the requisite quorum of the board cannot be obtained therefore and the committee cannot be established, by a majority vote of the full board in which directors who are parties may participate; or (iii) the stockholders.

              Reasonable expenses may be reimbursed or paid by the Registrant in advance of final disposition of a proceeding after a determination, made in accordance with the procedures set forth in the preceding paragraph, that the facts then known to those making the determination would not preclude indemnification under the applicable standards provided the Registrant receives (i) a written affirmation of the good faith belief of the person seeking indemnification that the applicable standard of conduct necessary for indemnification has been met, and (ii) a written undertaking to repay the advanced sums if it is ultimately determined that the applicable standard of conduct has not been met.

              Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the Registrant's Articles of Incorporation or otherwise, the Registrant has been advised that, in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, then the Registrant will, unless in the opinion of its counsel the matter has been settled by a controlling precedent, submit to a court of appropriate jurisdiction the question of whether indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 28.      Business and Other Connections of Investment Adviser
              ----------------------------------------------------

              Information pertaining to business and other connections of the Registrant's investment adviser is hereby incorporated by reference to the section of the Prospectus captioned "Fund Management" and to the section of the Statement of Additional Information captioned "Directors and Officers of the Company."

Item 29.      Principal Underwriters
              ----------------------

        (a) USAA Investment Management Company (the "Adviser") acts as principal underwriter and distributor of the Registrant's shares on a best-efforts basis and receives no fee or commission for its underwriting services. The Adviser, wholly-owned by United Services Automobile Association, also serves as principal underwriter for USAA Tax Exempt Fund, Inc., USAA Investment Trust, and USAA State Tax-Free Trust.

        (b) Set forth below is information concerning each director and executive officer of USAA Investment Management Company.

Name and Principal           Position and Offices         Position and Offices
 Business Address              with Underwriter              with Registrant
------------------           --------------------         --------------------

Robert G. Davis             Director and Chairman         Director and
9800 Fredericksburg Rd.     of the Board of               Chairman of the
San Antonio, TX  78288      Directors                     Board of Directors

Michael J.C. Roth           Chief Executive Officer,      President, Director
9800 Fredericksburg Rd.     President, Director, and      and Vice Chairman of
San Antonio, TX  78288      Vice Chairman of the          the Board of Directors
                            Board of Directors

John W. Saunders, Jr.       Senior Vice President,        Vice President and
9800 Fredericksburg Rd.     Fixed Income Investments,     Director
San Antonio, TX  78288      and Director

Harry W. Miller             Senior Vice President,        None
9800 Fredericksburg Rd.     Equity Investments,
San Antonio, TX  78288      and Director

John J. Dallahan            Senior Vice President,        None
9800 Fredericksburg Rd.     Investment Services
San Antonio, TX  78288

Carl W. Shirley             Senior Vice President,        None
9800 Fredericksburg Rd.     Insurance Company Portfolios
San Antonio, TX  78288

Michael D. Wagner           Vice President, Secretary     Secretary
9800 Fredericksburg Rd.     and Counsel
San Antonio, TX  78288

Sherron A. Kirk             Vice President and            Treasurer
9800 Fredericksburg Rd.     Controller
San Antonio, TX  78288

Alex M. Ciccone             Vice President,               Assistant
9800 Fredericksburg Rd.     Compliance                    Secretary
San Antonio, TX 78288

        (c)   Not Applicable

Item 30.      Location of Accounts and Records
              --------------------------------

              The following entities prepare, maintain and preserve the records required by Section 31(a) of the Investment Company Act of 1940 (the "1940 Act") for the Registrant. These services are provided to the Registrant through written agreements between the parties to the effect that such services will be provided to the Registrant for such periods prescribed by the Rules and Regulations of the Securities and Exchange Commission under the 1940 Act and such records are the property of the entity required to maintain and preserve such records and will be surrendered promptly on request:

                    USAA Investment Management Company
                    9800 Fredericksburg Rd.
                    San Antonio, Texas 78288

                    USAA Shareholder Account Services
                    10750 Robert F. McDermott Freeway
                    San Antonio, Texas 78288

                    State Street Bank and Trust Company
                    1776 Heritage Drive
                    North Quincy, Massachusetts 02171

Item 31.      Management Services
              -------------------

              Not Applicable

Item 32.      Undertakings
              ------------

              The Registrant hereby undertakes to provide each person to whom a prospectus is delivered a copy of the Registrant's latest annual report(s) to shareholders upon request and without charge.


              The Registrant hereby undertakes with respect to the Science & Technology Fund and the Young Investors Growth Fund to file financial statements which need not be certified within four to six months from the date of the Registrant's 1933 Act Registration Statement.

                                   SIGNATURES



      Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it has duly caused this amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of San Antonio and State of Texas on the 9th day of May, 1997.


                                              USAA MUTUAL FUND, INC.

                                               /s/ MICHAEL J.C. ROTH
                                              -------------------------------
                                              Michael J.C. Roth
                                              President

         Pursuant to the requirements of the Securities Act of 1933, this amendment to its Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

   (Signature)                   (Title)                          (Date)


                               Chairman of the                  May 9, 1997
/S/ ROBERT G. DAVIS            Board of Directors
-----------------------------
Robert G. Davis

                               Vice Chairman of the Board       May 9, 1997
/S/ MICHAEL J.C. ROTH          of Directors and President
-----------------------------  (Principal Executive Officer)
Michael J.C. Roth

                               Treasurer (Principal             May 9, 1997
/S/ SHERRON A. KIRK            Financial and
-----------------------------  Accounting Officer)
Sherron A. Kirk

/s/ JOHN W. SAUNDERS, JR.      Director                         May 9, 1997
-----------------------------
John W. Saunders, Jr.

/S/ ROBERT L. MASON            Director                         May 9, 1997
-----------------------------
Robert L. Mason

/S/ HOWARD L. FREEMAN, JR.     Director                         May 9, 1997
-----------------------------
Howard L. Freeman, Jr.

/S/ RICHARD A. ZUCKER          Director                         May 9, 1997
-----------------------------
Richard A. Zucker

/S/ BARBARA B. DREEBEN         Director                         May 9, 1997
-----------------------------
Barbara B. Dreeben

                                  Exhibit Index

Exhibit              Item                                            Page No. *
-------              ----                                            ----------


  1   (a)   Articles of Incorporation dated October 10, 1980 (1)
      (b)   Articles of Amendment dated January 14, 1981 (1)
      (c)   Articles Supplementary dated July 28, 1981 (1)
      (d)   Articles Supplementary dated November 3, 1982 (1)
      (e)   Articles of Amendment dated May 18, 1983 (1)
      (f)   Articles Supplementary dated August 8, 1983 (1)
      (g)   Articles Supplementary dated July 27, 1984 (1)
      (h)   Articles Supplementary dated November 5, 1985 (1)
      (i)   Articles Supplementary dated January 23, 1987 (1)
      (j)   Articles Supplementary dated May 13, 1987 (1)
      (k)   Articles Supplementary dated January 25, 1989 (1)
      (l)   Articles Supplementary dated May 2, 1991 (1)
      (m)   Articles Supplementary dated November 14, 1991 (1)
      (n)   Articles Supplementary dated April 14, 1992 (1)
      (o)   Articles Supplementary dated November 4, 1992 (1)
      (p)   Articles Supplementary dated March 23, 1993 (1)
      (q)   Articles Supplementary dated May 5, 1993 (1)
      (r)   Articles Supplementary dated November 8, 1993 (1)
      (s)   Articles Supplementary dated January 18, 1994 (1)
      (t)   Articles Supplementary dated November 9, 1994 (1)
      (u)   Articles Supplementary dated November 8, 1995 (2)
      (v)   Articles Supplementary dated February 6, 1996 (3)
      (w)   Articles Supplementary dated March 12, 1996 (4)
      (x)   Articles Supplementary dated November 13, 1996 (7)
      (y)   Articles supplementary dated May 9, 1997 (filed herewith)        71


  2         Bylaws, as amended March 12, 1996 (4)

  3         Voting trust agreement - Not Applicable


  4         Specimen certificates for shares of
      (a)   Growth Fund (1)
      (b)   Income Fund (1)
      (c)   Money Market Fund (1)
      (d)   Aggressive Growth Fund (1)
      (e)   Income Stock Fund (1)
      (f)   Growth & Income Fund (1)
      (g)   Short-Term Bond Fund (1)
      (h)   S&P 500 Index Fund (4)
      (i)   Form of Science & Technology Fund (filed herewith)               74
      (j)   Form of Young Investors Growth  Fund (filed herewith)            77

  5   (a)   Advisory  Agreement dated September 21, 1990 (1)
      (b) Letter Agreement dated June 1, 1993 adding Growth & Income Fund and Short-Term Bond Fund (1)
      (c) Management Agreement dated May 1, 1996 with respect to the S&P 500 Index Fund (5)
      (d) Administration Agreement dated May 1, 1996 with respect to the S&P 500 Index Fund (5)
      (e)    Letter Agreement to the Management Agreement dated May 1,
              1996 with respect to the S&P 500 Index Fund (5)
      (f)   Amendment to Administration Agreement dated May 1, 1997
             with respect to the S&P 500 Index Fund (7)

Exhibit              Item                                            Page No. *
-------              ----                                            ----------


      (g)   Form of Letter Agreement adding Science & Technology
             and Young Investors Growth Fund (filed herewith)                80

  6   (a)   Underwriting  Agreement dated July 25, 1990 (1)
      (b)   Letter Agreement dated June 1, 1993 adding Growth & Income
             Fund and Short-Term Bond Fund (1)
      (c)   Letter Agreement  dated May 1, 1996 adding S&P 500 Index Fund (5)
      (d)   Form of Letter Agreement adding Science & Technology Fund
             and Young Investors Growth Fund (filed herewith)                82


  7         Not Applicable


  8   (a)   Custodian Agreement dated November 3, 1982 (1)
      (b)   Letter Agreement dated April 20, 1987 adding
             Income Stock Fund (1)
      (c)   Amendment No. 1 to the Custodian Contract dated
             October 30, 1987 (1)
      (d)   Amendment to the Custodian Contract dated
             November 3, 1988 (1)
      (e)   Amendment to the Custodian Contract dated
             February 6, 1989 (1)
      (f)   Amendment to the Custodian Contract dated
             November 8, 1993 (1)
      (g)   Letter Agreement dated June 1, 1993 adding Growth
             & Income Fund and Short-Term  Bond Fund (1)
      (h)   Subcustodian Agreement dated March 24, 1994 (3)
      (i)   Custodian Agreement dated May 1, 1996 with respect
             to the S&P 500 Index Fund (5)
      (j)   Subcustodian Agreement dated May 1, 1996 with respect
             to the S&P 500 Index Fund (5)
      (k)   Letter Agreement to the Custodian Agreement dated
             May 1, 1996 with respect to the S&P 500 Index Fund (5)
      (l)   Amendment to Custodian Contract dated May 13, 1996 (5)
      (m)   Form of Letter Agreement to the Custodian Agreement
             with respect to the Science & Technology Fund and
             Young Investors Growth Fund (filed herewith)                    84

  9   (a)   Articles of Merger dated January 30, 1981 (1)
      (b)   Transfer Agency Agreement  dated January 23, 1992 (1)
      (c)   Letter Agreement  dated June 1, 1993 to Transfer
             Agency Agreement adding Growth & Income Fund and
             Short-Term Bond Fund (1)
      (d)   Amendments dated May 3, 1995 to the Transfer Agency
             Agreement Fee Schedules for Growth Fund, Aggressive
             Growth Fund, Income Fund, Growth & Income Fund, Income
             Stock Fund, Money Market Fund, and Short-Term Bond Fund (1)
      (e)   Amendment No. 1 to Transfer Agency Agreement dated
             November 14, 1995 (2)
      (f)   Third Party Feeder Fund Agreement dated May 1, 1996 with
             respect to the S&P 500 Index Fund (5)
      (g)   Letter Agreement to Transfer Agency Agreement dated
              May 1, 1996 adding S&P 500 Index Fund (5)
      (h)   Transfer  Agency  Agreement Fee Schedule dated
              May 1, 1996 for S&P 500 Index Fund (5)
      (i)   Master Revolving Credit Facility Agreement with USAA
             Capital Corporation dated January 14, 1997 (7)
      (j)   Master Revolving Credit Facility Agreement with
             NationsBank of Texas dated January 15, 1997 (7)
      (k)   Form of Letter Agreement to Transfer Agency Agreement
             adding Science & Technology Fund and Young Investors
             Growth Fund (filed herewith)                                    90

Exhibit              Item                                            Page No. *
-------              ----                                            ----------

      (l)   Form of Transfer Agency Agreement Fee Schedule
             for Science & Technology Fund (filed herewith)                  92
      (m)   Form of Transfer Agency Agreement Fee Schedule
             for Young Investors Growth Fund (filed herewith)                94

 10   (a)   Opinion of Counsel with respect to the Growth Fund, Income
             Fund, Money Market Fund, Income Stock Fund, Growth &
             Income Fund, and Short-Term Bond Fund (2)
      (b)   Opinion of Counsel with respect to the S&P 500 Index Fund (3)
      (c)   Consent of Counsel with respect to the S&P 500 Index Fund (7
      (d) Opinion and Consent of Counsel with respect to the Aggressive Growth Fund (6)
      (e)   Consent of Counsel with respect Growth Fund, Income Fund,
             Money Market Fund, Income Stock Fund, Growth & Income Fund,
             and Short-Term Bond Fund (6)
      (f) Opinion and Consent of Counsel with respect to the Science & Technology Fund and Young Investors Growth
             Fund (filed herewith)                                           96

 11         Not Applicable


 12         Financial Statements omitted from prospectus - Not Applicable


 13   (a)   Subscription and Investment Letter for Growth & Income Fund
             and Short-Term Bond Fund (1)
      (b)   Subscription and Investment Letter for S&P 500 Index Fund (5)
      (c)   Form of Subscription and Investment Letter for Science &
             Technology Fund and Young Investors Growth Fund
             (filed herewith)                                                98


 14         Prototype Plans
      (a)   USAA INVESTMENT MANAGEMENT COMPANY IRA Handbook (1)
      (b)   USAA INVESTMENT MANAGEMENT COMPANY SEP-IRA Handbook (1)
      (c)   USAA INVESTMENT MANAGEMENT COMPANY 403(b)(7) Handbook (1)

 15         12b-1 Plans - Not Applicable

 16         Schedule for Computation of Performance Quotation (1)


 17         Financial Data Schedule - Not Applicable


 18         Plan Adopting Multiple Classes of Shares - Not Applicable


 19         Powers of Attorney
      (a)   Powers of Attorney for Michael J.C. Roth, Sherron A. Kirk,
             John W. Saunders, Jr., George E. Brown, Howard L. Freeman,
             Jr., and Richard A. Zucker dated November 8, 1993 (1)
      (b)   Power of Attorney for Barbara B. Dreeben dated September 12, 1995(1)
      (c) With respect to the S&P 500 Index Fund, Powers of Attorney for Ronald M. Petnuch, Philip W. Coolidge, Charles P. Biggar,
             S. Leland Dill, and Philip Saunders, Jr., Trustees of the Equity 500 Index Portfolio, dated September 30, 1996 (7)
      (d)   Power of Attorney for Robert G. Davis (7)
      (e)   Power of Attorney for Robert L. Mason (7)

(1) Previously filed with Post-Effective Amendment No. 38 of the Registrant (No. 2-49560) filed with the Securities and Exchange Commission on September 29, 1995.

(2) Previously filed with Post-Effective Amendment No. 39 of the Registrant (No. 2-49560) filed with the Securities and Exchange Commission on November 21, 1995.

(3) Previously filed with Post-Effective Amendment No. 40 of the Registrant (No. 2-49560) filed with the Securities and Exchange Commission on February 15, 1996.

(4) Previously filed with Post-Effective Amendment No. 41 of the Registran (No. 2-49560) filed with the Securities and Exchange Commission on
     April 26, 1996.

(5) Previously filed with Post-Effective Amendment No. 42 of the Registrant (No. 2-49560) filed with the Securities and Exchange Commission on September 11, 1996.

(6) Previously filed with Post-Effective Amendment No. 43 of the Registrant (No. 2-49560) filed with the Securities and Exchange Commission on October 1, 1996.


(7) Previously filed with Post-Effective Amendment No. 44 of the Registrant (No. 2-49560) filed with the Securities and Exchange Commission on April 21, 1997.


-------------------
   * Refers to sequentially numbered pages